[Translation]







               SECURITIES REGISTRATION STATEMENT

                        (for NAV Sale)



                       SECURITIES REPORT

                       (the Third Term)
                    From:  December 1, 1996
                    To:  November 30, 1997



        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV Sale)















               PUTNAM HIGH YIELD ADVANTAGE FUND











               SECURITIES REGISTRATION STATEMENT

                        (for NAV Sale)



























               PUTNAM HIGH YIELD ADVANTAGE FUND


               SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance

                                                       Filing
                              Date:     April 15, 1998


Name of the Registrant Fund:       PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John A.
                              Hill
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business:           Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM HIGH YIELD
Offering or Sale of Foreign             ADVANTAGE FUND
Investment Fund Securities:

Type and Aggregate Amount of       Up to 78 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of  78 million
                              Class M Shares
                                                       (The
                              maximum amount expected to be
                              sold is  785.46 million U.S.
                              dollars (Yen99.9 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen127.15 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 27, 1998.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of the end of February, 1998 (U.S.$10.07) by 78 million Class M Shares for convenience.



      Places where a copy of this Securities Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of sheets of this Securities Registration
                   Statement in Japanese is
              7 including front and back pages.)




                        C O N T E N T S


                                                Japanese  This
                                                OriginalEnglish
                                                      Translation

PART I.   INFORMATION CONCERNING SECURITIES         1      1


PART II.  INFORMATION CONCERNING ISSUER             3      5

 I.       DESCRIPTION OF THE FUND                   3      5

     1.   GENERAL INFORMATION                       3      5

     2.   INVESTMENT POLICY                         7     10

     3.   MANAGEMENT STRUCTURE                     14     20

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.          20     30

     5.   STATUS OF INVESTMENT PORTFOLIO           23     34

II.       OUTLINE OF THE FUND                       3      5

III. OUTLINE OF THE OTHER RELATED COMPANIES         3      5

IV.  FINANCIAL CONDITION OF THE FUND                3      5

 V.  SUMMARY OF INFORMATION CONCERNING
     THE EXERCISE OF RIGHTS BY HOLDERS OF
     FOREIGN INVESTMENT FUND SECURITIES             3      5

VI.  MISCELLANEOUS                                  3      5


PART III. SPECIAL INFORMATION                       4      6

 I.  OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                        4      6

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                            10     13

III. FORM OF FOREIGN INVESTMENT FUND SECURITIES    10     13


PART I.                       INFORMATION CONCERNING
                              SECURITIES

1.                            NAME OF FUND:            PUTNAM
                              HIGH YIELD ADVANTAGE FUND

(hereinafter referred to as the
                              "Fund")

2.                            NATURE OF FOREIGN        Three
                              classes of shares (Class A
                              shares,
                              INVESTMENT FUND SECU-    Class B
                              shares and Class M Shares)
                              RITIES CERTIFICATES:
                              Registered shares without par
                              value.  In Japan, Class M Shares
                              (hereinafter referred to as the
                              "Shares") are for public
                              offering.  No rating has been
                              acquired.

3.                            NUMBER OF SHARES TO      Up to
                              78 million Shares
                              BE OFFERED FOR SALE
                              (IN JAPAN)

4.                            TOTAL AMOUNT OF          Up to
                              the total amount aggregating
                              OFFERING PRICE:
                              the amounts calculated by
                              multiplying the respective net
                              asset value per Share by the
                              respective number of Shares in
                              respect of 78 million Shares
                                                       (The
                              maximum amount expected to be
                              sold is 785.46 million U.S.
                              dollars (Yen99.9 billion).

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of the end of February, 1998 ($10.07) by the number of Shares to be offered (78 million).

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen127.15 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of February 27, 1998). The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.                            ISSUE PRICE:             The Net
                              Asset Value per Share next
                              calculated on a Fund Business
                              Day after the application for
                              purchase is received by the
                              Fund.
    Note:"Business Day" means a day on which the New York
          Stock Exchange is open for business.

6.                            SALES CHARGE:            Sales
                              charge (in Japan) is 3.25% of
                              the Subscription Amount

7.                            MINIMUM AMOUNT OR        The
                              minimum amount for purchase of
                              NUMBER OF SHARES         Shares
                              is 100 shares and in integral
                              FOR SUBSCRIPTION:
                              multiples of 10 shares.

8.                            PERIOD OF SUBSCRIPTION:  From:
                              May 1, 1998 (Friday)
                                                       To:
                              October 30, 1998 (Friday)

Provided that the subscription
                              is handled only on a Fund
                              Business Day and a business day
                              when securities companies are
                              open for business in Japan.

9.                            DEPOSIT FOR SUBSCRIPTION:
                              None.

10.                           PLACE OF SUBSCRIPTION:   KOKUSAI
                              Securities Co., Ltd.
                              (hereinafter referred to as
                              "KOKUSAI")
                                                       Tokyo-
                              Sumitomo Twin Bldg. East
                                                       27-1,
                              Shinkawa 2-chome, Chuo-ku, Tokyo
    Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.                           DATE AND PLACE
                              Investors shall pay the Issue
                              Price and
                              OF PAYMENT:              Sales
                              Charge to KOKUSAI within 4
                              business days in Japan from the
                              day when KOKUSAI confirms the
                              execution of the order (the
                              "Trade Day") (see page 15 of the
                              Securities Report).
                                                       The
                              total issue price for each
                              Application Day will be
                              transferred by KOKUSAI to the
                              account of the Fund at Putnam
                              Fiduciary Trust Company, the
                              transfer agent, within 4 Fund
                              Business Days (hereinafter
                              referred to as "Payment Date")
                              from (and including) the
                              Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:
(A) KOKUSAI has entered into an agreement dated 6th September, 1996 with Putnam Mutual Funds Corp. (hereinafter referred to as the "Fund") in connection with the sale and repurchase of the Shares in Japan, and has undertaken to make a public offering of Shares.
(B) During the offering period, KOKUSAI will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)  The Fund has appointed KOKUSAI as the Agent Securities
     Company in Japan.
     Note:    "The Agent Securities Company" shall mean a
          securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          Investors who subscribe for Shares shall enter with the Handling Securities Company an agreement concerning the foreign securities transactions. For this purpose, the Handling Securities Company shall deliver to investors an Agreement of Foreign Securities Transactions Account and investors shall submit to the Handling Securities Company an Application for Opening of Transactions Account opened in accordance with such Agreement. The subscription amount shall be paid in yen in principle, and the exchange rate between Dollars and Yen shall be determined by the Handling Securities Company based upon the foreign exchange rate on the Tokyo foreign exchange market as of the Trade Day for each application.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as transfer agent for the Fund by Kokusai on the Payment Date.
(B)  Expenses summary:
          Expenses are one of several factors to consider when investing. The following table summarizes investor's maximum transaction costs from investing in the Shares and expenses based on the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over the specified periods.

     Shareholder transaction expenses
     Maximum sales charge imposed on purchases
     (as a percentage of public offering price)  3.25%

     Deferred sales charge                 None

     Annual Fund operating expenses
      (as a percentage of average net assets)
     Management fees                       0.55%
     12b-1 fees                            0.50%
     Other expenses                        0.17%
     Total Fund operating expenses         1.22%

          The table is provided to help you understand the expenses of investing in the Shares and your share of the operating expenses the Fund incurs. The expenses shown in the table do not reflect the application of credits that reduce fund expenses.

     Example
          An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.

     One year                              $45
     3 years                                $70
     5 years                                $97
     10 years                              $175

          The example does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies.
(C)  Offerings other than in Japan:
          Shares are simultaneously offered in the United
     States of America.
PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
     The description in this item is same as the description in I. DESCRIPTION OF THE FUND of the Securities Report set forth below (the Securities Report mentioned below, from page 1 to page 24)

II.  OUTLINE OF THE FUND
     The description in this item is same as the description in II. OUTLINE OF THE TRUST of the Securities Report set forth below (Ditto, from page 25 to page 59)

III. OUTLINE OF THE OTHER RELATED COMPANIES
     The description in this item is same as the description in III. OUTLINE OF THE OTHER RELATED COMPANIES of the
     Securities Report set forth below (Ditto, from page 60 to page 61)

IV.  FINANCIAL CONDITIONS OF THE FUND
     The description in this item is same as the description in IV. FINANCIAL CONDITIONS OF THE FUND of the Securities
     Report set forth below (Ditto, from page 62 to page 165)

V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES
     The description in this item is same as the description in VI. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES of the Securities Report set forth below (Ditto, page
     189)

VI.  MISCELLANEOUS
     The description in this item is same as the description inVII. REFERENCE INFORMATION of the Securities Report set forth below (Ditto, from page 189 to page 190)










                       SECURITIES REPORT

                       (the Third Term)
                    From:  December 1, 1996
                    To:  November 30, 1997


















               PUTNAM HIGH YIELD ADVANTAGE FUND

                       SECURITIES REPORT
                       (the Third Term)
                    From:  December 1, 1996
                    To:  November 30, 1997

To:  Minister of Finance
                       Filing Date :  April 15, 1998

Name of the Registrant Fund:       PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John A.
                              Hill
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377
                            - ii -



Places where a copy of this Securities Report is available for
                       Public Inspection

                        Not applicable.

 (Total number of pages of this Securities Report in Japanese is 97 including the front page)



                        C O N T E N T S


                                               Japanese This
                                               OriginalEnglish
                                                    Translation

 I.  DESCRIPTION OF THE FUND                        1      1
     1.   GENERAL INFORMATION                       1      1
     2.   INVESTMENT POLICY                         5      6
     3.   MANAGEMENT STRUCTURE                     12     16
     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS                19     27
     5.   STATUS OF INVESTMENT PORTFOLIO           22     31

II.  OUTLINE OF THE FUND                           25     35

III. OUTLINE OF THE OTHER RELATED COMPANIES        60     66

IV.  FINANCIAL CONDITIONS OF THE FUND              62     68

     V.   FINANCIAL CONDITIONS OF THE INVESTMENT         166
     71
          MANAGEMENT COMPANY (translated from the English source:
          omitted in English Translation

      VI. SUMMARY OF INFORMATION CONCERNING THE
     EXERCISE OF RIGHTS BY HOLDERS OF
     FOREIGN INVESTMENT FUND SECURITIES           189     71

VII. REFERENCE INFORMATION                        189     71


           Note 1:  The exchange rate of U.S. Dollars
           ("dollar" or "$") into Japanese Yen is Yen127.15 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on the February 27, 1998 quoted by The Bank of Tokyo-Mitsubishi, Ltd. The same applies hereinafter.

           Note 2:  In this report, money amounts and
           percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

           Note 3: In this report, "fiscal year" refers to a year from December 1 to November 30 of the following year.


I.   DESCRIPTION OF THE FUND
1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:
     (1)  Name of the Fund:   Putnam High Yield Advantage Fund
     (the "Fund")
     (2)  Form of the Fund
          Putnam High Yield Advantage Fund is a Massachusetts
     business trust organized on January 13, 1986. A copy of
     the Agreement and Declaration of Trust, which is governed
     by Massachusetts law, is on file with the Secretary of
     State of The Commonwealth of Massachusetts.
          The Fund is an open-end, diversified management
     investment company with an unlimited number of authorized
     shares of beneficial interest.  The Trustees may, without
     shareholder approval, create two or more series of shares
     representing separate investment portfolios.
          Any such series of shares may be divided without
     shareholder approval into two or more classes of shares
     having such preferences and special or relative rights
     and privileges as the Trustees determine.  The Fund's
     shares are not currently divided into series.  Only the
     Fund's class M shares are currently offered in Japan.
     The Fund may also offer other classes of shares with
     different sales charges and expenses.  Because of these
     different sales charges and expenses, the investment
     performance of the classes will vary.
          Each share has one vote, with fractional shares
     voting proportionally.  Shares of all classes will vote
     together as a single class except when otherwise required
     by law or as determined by the Trustees.  Shares are
     freely transferable, are entitled to dividends as
     declared by the Trustees, and, if the Fund were
     liquidated, would receive the net assets of the Fund.
     The Fund may suspend the sale of shares at any time and
     may refuse any order to purchase shares.  Although the
     Fund is not required to hold annual meetings of its
     shareholders, shareholders holding at least 10% of the
     outstanding shares entitled to vote have the right to
     call a meeting to elect or remove Trustees, or to take
     other actions as provided in the Agreement and
     Declaration of Trust.
          If shareholders own fewer shares than a minimum
     amount set by the Trustees (presently 20 shares), the
     Fund may choose to redeem shareholders' shares.
     Shareholders will receive at least 30 days' written
     notice before the Fund redeems shareholders' shares, and
     shareholders may purchase additional shares at any time
     to avoid a redemption.  The Fund may also redeem shares
     if shareholders own shares above a maximum amount set by
     the Trustees.  There is presently no maximum, but the
     Trustees may establish one at any time, which could apply
     to both present and future shareholders.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the
     laws of the Commonwealth of Massachusetts. The sale of
     the Fund's shares is subject to, among other things, the
     Securities Act of 1933, as amended, and certain state
     securities laws.  The Fund also  attempts to qualify each
     year and elect to be taxed as a regulated investment
     company under the United States Internal Revenue Code of
     1986, as amended.
          The following is a broad outline of certain of the
     principal statutes regulating the operations of the Fund
     in the U.S.:
          a.   Massachusetts General Laws, Chapter 182 -
               Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:
              A copy of the declaration of trust must be filed
          with the Secretary of State of the Commonwealth of
          Massachusetts and with the Clerk of the City of
          Boston.  Any amendment of the declaration of trust
          must be filed with the Secretary and the Clerk
          within thirty days after the adoption of such
          amendment.
              A trust must annually file with the Secretary of
          State on or before June 1 a report providing the
          name of the trust, its address, number of shares
          outstanding and the names and addresses of its
          trustees.
              Penalties may be assessed against the trust for
          failure to comply with certain of the provisions of
          Chapter 182.
          b.  Investment Company Act of 1940
              The Investment Company Act of 1940, as amended
          (the "1940 Act"), in general, requires investment
          companies to register as such with the U.S.
          Securities and Exchange Commission (the "SEC"), and
          to comply with a number of substantive regulations
          of their operations. The 1940 Act requires an
          investment company, among other things, to provide
          periodic reports to its shareholders.
          c.  Securities Act of 1933
              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities. The
          Act, among other things, imposes various
          registration requirements upon sellers of securities
          and provides for various liabilities for failures to
          comply with its provisions or in respect of other
          specified matters.
          d.  Securities Exchange Act of 1934
              The Securities Exchange Act of 1934, as amended
          (the "1934 Act"), regulates a variety of matters
          involving, among other things, the secondary trading
          of securities, periodic reporting by the issuers of
          securities, and certain of the activities of
          transfer agents and brokers and dealers.
          e.  The Internal Revenue Code
              The Fund intends to qualify as a "regulated
          investment company" for federal income tax purposes
          and to meet all other requirements necessary for it
          to be relieved of federal taxes on income and gains
          it distributes to shareholders.
          f.  Other laws
              The Fund is subject to the provisions of other
          laws, rules, and regulations applicable to the Fund
          or its operations, such as, for example, various
          state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction
     over the Fund or certain of its operations are the SEC
     and state regulatory agencies or authorities.
        a.    The SEC has broad authority to oversee the
          application and enforcement of the federal
          securities laws, including the 1940 Act, the 1933
          Act, and the 1934 Act, among others, to the Fund.
          The 1940 Act provides the SEC broad authority to
          inspect the records of investment companies, to
          exempt investment companies or certain practices
          from the provisions of the Act, and otherwise to
          enforce the provisions of the Act.
        b.    State authorities typically have broad authority
          to regulate the offering and sale of securities to
          their residents or within their jurisdictions and
          the activities of brokers, dealers, or other persons
          directly or indirectly engaged in related
          activities.
 (C) Objects and Basic Nature of the Fund:
          The Fund seeks high current income.  Capital growth
     is a secondary objective when consistent with the
     objective of high current income.  The Fund is not
     intended to be a complete investment program, and there
     is no assurance it will achieve its objectives.
 (D) History of the Fund:
                                   January 13, 1986:
                              Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
                                   May 5, 1994:
                              Adoption of the Amended and
                              Restated Agreement and
                              Declaration of Trust.
 (E) Affiliated Companies of the Fund:
          Names and related business of the affiliated
     companies of the Fund are as follows:
          (1) Putnam Investment Management, Inc. ("Investment
          Management Company") renders investment management
          services to the Fund.
          (2) Putnam Fiduciary Trust Company (the "Custodian"
          and "Investor Servicing Agent") acts as Custodian
          and Investor Servicing Agent.
          (3) Putnam Mutual Funds Corp. ("Principal
          Underwriter") engages in providing marketing
          services to the Fund.
          (4) KOKUSAI Securities Co., Ltd. ("Distributor in
          Japan" and "Agent Securities Company") engages in
          forwarding the purchase or repurchase orders for the
          Shares in Japan and also acts as the agent
          securities company.
2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objects of Investment:
          The Fund seeks high current income.  Capital growth
     is a secondary objective when consistent with the
     objective of high current income.  The Fund is not
     intended to be a complete investment program, and there
     is no assurance it will achieve its objectives.
     Basic investment strategy
          The Fund seeks high current income by investing
     primarily in high-yield, lower-rated fixed-income
     securities, constituting a diversified portfolio which
     Putnam Investment Management, Inc., the Fund's investment
     management company (the "Investment Management Company"),
     believes does not involve undue risk to income or
     principal.  Normally, at least 80% of the Fund's assets
     will be invested in debt securities, convertible
     securities or preferred stocks that Investment Management
     Company believes are consistent with its primary
     investment objective of high current income.  The Fund's
     remaining assets may be held in cash or money market
     instruments, or invested in common stocks and other
     equity securities when Investment Management Company
     believes these types of investments are consistent with
     the objective of high current income.
          The Fund seeks its secondary objective of capital
     growth, when consistent with its primary objective of
     high current income, by investing in securities that
     Investment Management Company expects to appreciate in
     value as a result of declines in long-term interest rates
     or favorable developments affecting the business or
     prospects of the issuer which may improve the issuer's
     financial condition and credit rating. Investment
     Management Company believes that such opportunities for
     capital appreciation often exist in the securities of
     smaller capitalization companies.  Although these smaller
     companies may present greater opportunities for capital
     appreciation, they may also include greater risks than
     larger, more established issuers.
          Differing yields on fixed-income securities of the
     same maturity are a function of several factors,
     including the relative financial strength of the issuers
     of such securities.  Higher yields are generally
     available from lower-rated fixed income securities.
     Lower-rated fixed income securities are generally
     regarded as those rated below Baa or BBB by nationally
     recognized securities rating agencies, such as Moody's
     Investors Service, Inc. ("Moody's") or Standard & Poor's
     ("S&P"), or unrated securities of comparable quality.
     Securities rated below Baa or BBB are considered to be of
     poor standing and predominantly speculative.  The Fund
     may invest up to 15% of its assets in securities rated,
     by each of the rating agencies rating the security, below
     Caa or CCC, including securities in the lowest rating
     category of each rating agency, or in unrated securities
     determined by Investment Management Company to be of
     comparable quality.  Such securities may be in default
     and are generally regarded by the rating agencies as
     having extremely poor prospects of ever attaining any
     real investment standing.
          Securities ratings are based largely on the issuer's
     historical financial condition and the rating agencies'
     investment analysis at the time of rating.  Consequently,
     the rating assigned to any particular security is not
     necessarily a reflection of the issuer's current
     financial condition, which may be better or worse than
     the rating would indicate.  Although Investment
     Management Company considers securities ratings when
     making investment decisions, it performs its own
     investment analysis and does not rely principally on the
     ratings assigned by the rating services.  Investment
     Management Company's analysis may include consideration
     of the issuer's experience and managerial strength,
     changing financial condition, borrowing requirements or
     debt maturity schedules, and its responsiveness to
     changes in business conditions and interest rates.  It
     also considers relative values based on anticipated cash
     flow, interest or dividend coverage, asset coverage and
     earnings prospects.  Because of the greater number of
     investment considerations involved in investing in lower-
     rated securities, the achievement of the Fund's
     objectives depends more on Investment Management
     Company's analytical abilities than would be the case if
     the Fund were investing primarily in securities in the
     higher rating categories.
          The Fund may invest in participations and
     assignments of fixed and floating rate loans made by
     financial institutions to governmental or corporate
     borrowers.  In addition to other risks associated with
     investments in debt securities, participations and
     assignments involve the additional risk that the
     institution's insolvency could delay or prevent the flow
     of payments on the underlying loan to the Fund.  The Fund
     may have limited rights to enforce the terms of the
     underlying loan, and the liquidity of loan participations
     and assignments may be limited.
     Defensive Strategies
          At times Investment Management Company may judge
     that conditions in the securities markets make pursuing
     the Fund's basic investment strategy inconsistent with
     the best interests of its shareholders.  At such times,
     Investment Management Company may temporarily use
     alternative strategies that are primarily designed to
     reduce fluctuations in the value of Fund assets.
          In implementing these defensive strategies, the Fund
     may invest without limit in money market instruments,
     higher-rated fixed-income securities, or in any other
     securities Investment Management Company considers
     consistent with such defensive strategies.  The yield on
     these securities would generally be lower than the yield
     on lower-rated fixed income securities.  It is impossible
     to predict when, or for how long, the Fund would use
     these alternative strategies.
     Non-U.S. Investments
          The Fund may invest in securities of non-U.S.
     issuers that are not actively traded in U.S. markets.
     These non-U.S. investments involve certain special risks
     described below.
          Non-U.S. securities are normally denominated and
     traded in foreign currencies.  As a result, the value of
     the Fund's non-U.S. investments and the value of its
     shares may be affected favorably or unfavorably by
     changes in currency exchange rates relative to the U.S.
     dollar.  The Fund may engage in a variety of non-U.S.
     currency exchange transactions in connection with its non-
     U.S. investments, including transactions involving
     futures contracts, forward contracts and options.
          Investments in non-U.S. securities may subject the
     Fund to other risks as well.  For example, there may be
     less information publicly available about a non-U.S.
     issuer than about a U.S. issuer, and non-U.S. issuers are
     not generally subject to accounting, auditing and
     financial reporting standards and practices comparable to
     those in the United States.  The securities of some non-
     U.S. issuers are less liquid and at times more volatile
     than securities of comparable U.S. issuers.  Non-U.S.
     brokerage commissions and other fees are also generally
     higher than in the United States.  Non-U.S. settlement
     procedures and trade regulations may involve certain
     risks (such as delay in payment or delivery of securities
     or in the recovery of the Fund's assets held abroad) and
     expenses not present in the settlement of investments in
     U.S. markets.
          In, addition, the Fund's investments in non-U.S.
     securities may be subject to the risk of nationalization
     or expororiation of assets, imposition of currency
     exchange controls or restrictions on the repatriation of
     non-U.S. currency, confiscatory taxation, political or
     financial instability and diplomatic developments which
     could affect the value of the Fund's investments in
     certain non-U.S. countries.  Dividends or interest on, or
     proceeds from the sale of, non-U.S. securities may be
     subject to foreign withholding taxes, and special U.S.
     tax considerations may apply.
          Legal remedies available to investors in certain non-
     U.S. countries may be more limited than those available
     with respect to investments in the United States or in
     other non-U.S. countries.  The laws of some non-U.S.
     countries may limit the Fund's ability to invest in
     securities of certain issuers organized under the laws of
     those non-U.S. countries.
          The risks described above are typically increased in
     connection with investments in less developed and
     developing nations, which are sometimes referred to as
     "emerging markets."  For example, political and economic
     structures in these countries may be in their infancy and
     developing rapidly, causing instability.  High rates of
     inflation or currency devaluations may adversely affect
     the economies and securities markets of such countries.
     Investments in emerging markets may be considered
     speculative.
          The Fund expects that its investments in non-U.S.
     securities generally will not exceed 20% of its total
     assets, although the Fund's investments in non-U.S.
     securities may exceed this amount from time to time.
     Certain of the foregoing risks may also apply to some
     extent to securities of U.S. issuers that are denominated
     in non-U.S. currencies or that are traded in non-U.S.
     markets, or securities of U.S. issuers having significant
     foreign operations.
     Investments in premium securities
          At times, the Fund may invest in securities bearing
     coupon rates higher than prevailing market rates.  Such
     "premium" securities are typically purchased at prices
     greater than the principal amounts payable on maturity.
          The Fund does not amortize the premium paid for
     these securities in calculating its net investment
     income.  As a result, the purchase of premium securities
     provides a higher level of investment income
     distributable to shareholders on a current basis than if
     the Fund purchased securities bearing current market
     rates of interest. Because the value of premium
     securities tends to approach the principal amount as they
     approach maturity (or call price in the case of
     securities approaching their first call date), the
     purchase of such securities may increase the risk of
     capital loss if such securities are held to maturity (or
     first call date).
          During a period of declining interest rates, many of
     the Fund's portfolio investments will likely bear coupon
     rates that are higher than the current market rates,
     regardless of whether the securities were originally
     purchased at a premium.  These securities would generally
     carry premium market values that would be reflected in
     the net asset value of the Fund's shares.  As a result,
     an investor who purchases shares of the Fund during such
     periods would initially receive higher taxable monthly
     distributions (derived from the higher coupon rates
     payable on the Fund's investments) than might be
     available from alternative investments bearing current
     market interest rates, but the investor may face an
     increased risk of capital loss as these higher coupon
     securities approach maturity (or first call date).  In
     evaluating the potential performance of an investment in
     the Fund, investors may find it useful to compare the
     Fund's current dividend rate with its "yield," which is
     computed on a yield-to-maturity basis in accordance with
     SEC regulations and which reflects amortization of market
     premiums.
     Illiquid securities
          The Fund may invest up to 15% of its assets in
     illiquid securities.  Investment Management Company
     believes that opportunities to earn high yields may exist
     from time to time in securities which are illiquid and
     which may be considered speculative.  The sale of these
     securities is usually restricted under federal securities
     laws.  As a result of illliquidity, the Fund may not be
     able to sell these securities when Investment Management
     Company considers it desirable to do so or may have to
     sell them at less than fair market value.
     Portfolio turnover
          The length of time the Fund has held a particular
     security is not generally a consideration in investment
     decisions.  A change in the securities held by the Fund
     is known as "portfolio turnover."  As a result of the
     Fund's investment policies, under certain market
     conditions its portfolio turnover rate may be higher than
     that of other mutual funds.
          Portfolio turnover generally involves some expense,
     including brokerage commissions or dealer markups and
     other transaction costs in connection with the sale of
     securities and reinvestment in other securities.  These
     transactions may result in realization of taxable capital
     gains.
     Options and futures portfolio strategies
          The Fund may engage in a variety of transactions
     involving the use of options and futures contracts.  The
     Fund may purchase and sell futures contracts in order to
     hedge against changes in the values of securities the
     Fund owns or expects to purchase or to hedge against
     interest rate changes.  For example, if Investment
     Management Company expected interest rates to increase,
     the Fund might sell futures contracts on U.S. government
     securities.  If rates were to increase, the value of the
     Fund's fixed-income securities would decline, but this
     decline might be offset in whole or in part by an
     increase in the value of the futures contracts.  The Fund
     may purchase and sell call and put options on futures
     contracts or on securities the Fund is permitted to
     purchase directly in addition to or as an alternative to
     purchasing and selling futures contracts.  The Fund will
     not purchase put and call options with respect to such
     securities if as a result more than 5% of its assets
     would at the time be invested in such options.  The Fund
     may also buy and sell combinations of put and call
     options on the same underlying security.  The Fund may
     also engage in futures and options transactions for
     nonhedging purposes, such as to substitute for direct
     investment or to manage its effective duration.  Duration
     is a commonly used measure of the longevity of the Fund's
     debt instruments.
          Options and futures transactions involve costs and
     may result in losses.  The effective use of options and
     futures strategies depends on the Fund's ability to
     terminate options and futures positions at times when
     Investment Management Company deems it desirable to do
     so.  Options on certain U.S. government securities are
     traded in significant volume on securities exchanges.
     However, other options which the Fund may purchase or
     sell may be traded in the "over-the-counter" market
     rather than on an exchange.  This means that the Fund
     would enter into such option contracts with particular
     securities dealers who make markets in these options.
     The Fund's ability to terminate options positions in the
     over-the-counter market may be more limited than for
     exchange-traded options and may also involve the risk
     that securities dealers participating in such
     transactions might fail to meet their obligations to the
     Fund.
          The use of options and futures strategies also
     involves the risk of imperfect correlation among
     movements in the prices of the securities underlying the
     futures and options purchased and sold by the Fund, of
     the option and futures contracts themselves, and, in the
     case of hedging transactions, of the securities which are
     the subject of a hedge.
          The Fund's ability to engage in options and futures
     transactions and to sell related securities may be
     limited by tax considerations and by certain regulatory
     requirements.
     Other investment practices.
          The Fund may also engage in the following investment
     practices, each of which involves certain special risks.
     Securities loans, repurchase agreements and forward
     commitments.
          The Fund may lend portfolio securities amounting to
     not more than 25% of its assets to broker-dealers and may
     enter into repurchase agreements on up to 25% of its
     assets.  These transactions must be fully collateralized
     at all times.  The Fund may also purchase securities for
     future delivery, which may increase its overall
     investment exposure and involves a risk of loss if the
     value of the securities declines prior to the settlement
     date.  These transactions involve some risk if the other
     party should default on its obligation and the Fund is
     delayed or prevented from recovering the collateral or
     completing the transaction.
     Diversification
          The Fund is a "diversified" investment company under
     the 1940 Act.  This means that with respect to 75% of its
     total assets, the Fund may not invest more than 5% of its
     total assets in the securities of any one issuer (except
     U.S. government securities).  The remaining 25% of its
     total assets is not subject to this restriction. To the
     extent the Fund invests a significant portion of its
     assets in the securities of a particular issuer, it will
     be subject to an increased risk of loss if the market
     value of such issuer's securities declines.
     Derivatives
          Certain of the instruments in which the Fund may
     invest, such as options, futures contracts and forward
     contracts are considered to be "derivatives."
     Derivatives are financial instruments whose value depends
     upon, or is derived from, the value of an underlying
     asset, such as a security or an index.
(B)  Restrictions of Investment:
          Except for the policies designated as fundamental
     below, the investment policies described in this document
     are not fundamental policies.  The Trustees may not
     change any non-fundamental policy without shareholders'
     approval.  As fundamental investment restrictions, which
     may not be changed without a vote of a majority of the
     outstanding voting securities, the Fund may not and will
     not:
     (1)  Borrow money in excess of 10% of the value (taken at
     the lower of cost or current value) of its total assets
     (not including the amount borrowed) at the time the
     borrowing is made, and then only from banks as a
     temporary measure to facilitate the meeting of redemption
     requests (not for leverage) which might otherwise require
     the untimely disposition of portfolio investments or for
     extraordinary or emergency purposes.  Such borrowings
     will be repaid before any additional investments are
     purchased.
     (2)  Underwrite securities issued by other persons except
     to the extent that, in connection with the disposition of
     its portfolio investments, it may be deemed to be an
     underwriter under federal securities laws.
     (3)  Purchase or sell real estate, although it may
     purchase securities of issuers which deal in real estate,
     securities which are secured by interests in real estate,
     and securities which represent interests in real estate,
     and it may acquire and dispose of real estate or
     interests in real estate acquired through the exercise of
     its rights as a holder of debt obligations secured by
     real estate or interests therein.
     (4)  Purchase or sell commodities or commodity contracts,
     except that the fund may purchase and sell financial
     futures contracts and options and may enter into foreign
     exchange contracts and other financial transactions not
     involving physical commodities.
     (5)  Make loans, except by purchase of debt obligations
     in which the fund may invest consistent with its
     investment policies, by entering into repurchase
     agreements, or by lending its portfolio securities.
     (6)  With respect to 75% of its total assets, invest in
     the securities of any issuer if, immediately after such
     investment, more than 5% of the total assets of the fund
     (taken at current value) would be invested in the
     securities of such issuer; provided that this limitation
     does not apply to obligations issued or guaranteed as to
     interest or principal by the U.S. government or its
     agencies or instrumentalities.
     (7)  With respect to 75% of its total assets, acquire
     more than 10% of the outstanding voting securities of any
     issuer.
     (8)  Purchase securities (other than securities of the
     U.S. government, its agencies or instrumentalities) if,
     as a result of such purchase, more than 25% of the fund's
     total assets would be invested in any one industry.
     (9)  Issue any class of securities which is senior to the
     fund's shares of beneficial interest, except for
     permitted borrowings.
          It is contrary to the Fund's present policy, which
     may be changed without shareholder approval, to:
     (1)  Invest in (a) securities which are not readily
     marketable, (b) securities restricted as to resale
     (excluding securities determined by the Trustees of the
     Fund (or the person designated by the Trustees of the
     Fund to make such determinations) to be readily
     marketable), and (c) repurchase agreements maturing in
     more than seven days, if, as a result, more 15% of the
     Fund's net assets (taken at current value) would then be
     invested in securities described in (a), (b) and (c)
     above.
          The Fund will, so long as shares of the Fund are
     being offered for sale by the Fund in Japan, comply with
     the following:
     1.   The Fund may not invest in the securities of other
     registered open-end investment funds or companies, except
     as they may be acquired as part of a merger,
     consolidation or acquisition of assets.
     2.   The Fund may not invest more than 10% of the net
     assets of the Fund in securities which are not traded on
     an official stock exchange or other regulated market,
     operating regularly and being recognized and open to the
     public (which shall include, without limitation, the
     National Association of Securities Dealers Quotation
     System).  This restriction shall not be applicable to
     bonds determined by Putnam Investment Management, Inc. to
     be liquid and for which a market price (including a
     dealer quotation) is generally obtainable or
     determinable.
     3.   The Fund may not invest in securities of any issuer
     if, immediately after such investment, more than 5% of
     the total assets of the Fund (taken at current value)
     would be invested in the securities of such issuer,
     provided that this limitation does not apply to
     obligations issued or guaranteed as to interest and
     principal by the U.S. government or its agencies or
     instrumentalities.
     4.   The Fund may not acquire more than 10% of the voting
     securities of any issuer and may not acquire more than
     15% of the voting securities of any issuer together with
     other registered investment companies managed by Putnam
     Investment Management, Inc.
          If any violation of the foregoing four standards
     occurs, the Fund will, promptly after discovery of the
     violation, take such action as may be necessary to cause
     the violation to cease, which shall be the only
     obligation of the Fund and the only remedy in respect of
     the violation.
          Although certain of the Fund's fundamental
     investment restrictions permit the Fund to borrow money
     to a limited extent, the fund does not currently intend
     to do so and did not do so last year.
          The Fund may invest without limitation in "premium
     securities" as referred to in 2.(A) above.
          All percentage limitations on investments other than
     non-fundamental limitation (1) above, will apply at the
     time of the making of an investment and shall not be
     considered violated unless an excess or deficiency occurs
     or exists immediately after and as a result of such
     investment.
          The Investment Company Act of 1940 provides that a
     "vote of a majority of the outstanding voting securities"
     of the Fund means the affirmative vote of the lesser of
     (1) more than 50% of the outstanding shares of the Fund,
     or (2) 67% or more of the shares present at a meeting if
     more than 50% of the outstanding shares are represented
     at the meeting in person or by proxy.
(C)  Risk Factors
          The values of fixed-income securities fluctuate in
     response to changes in interest rates.  A decrease in
     interest rates will generally result in an increase in
     the value of Fund assets.  Conversely, during periods of
     rising interest rates, the value of Fund assets will
     generally decline.  The magnitude of these fluctuations
     generally is greater for securities with longer
     maturities.  However, the yields on such securities are
     also generally higher.  In addition, the values of fixed-
     income securities are affected by changes in general
     economic and business conditions affecting the specific
     industries of their issuers.
          Changes by nationally recognized securities rating
     agencies in their ratings of a fixed-income security and
     changes in the ability of an issuer to make payments of
     interest and principal may also affect the value of these
     investments.  Changes in the value of portfolio
     securities generally will not affect income derived from
     these securities, but will affect the Fund's net asset
     value.
          Investors should carefully consider their ability to
     assume the risks of owning shares of a mutual fund that
     invests in lower-rated securities before making an
     investment.
          The lower ratings of certain securities held by the
     Fund reflect a greater possibility that adverse changes
     in the financial condition of the issuer or in general
     economic conditions, or both, or an unanticipated rise in
     interest rates, may impair the ability of the issuer to
     make payments of interest and principal.
          The inability (or perceived inability) of issuers to
     make timely payments of interest and principal would
     likely make the values of securities held by the Fund
     more volatile and could limit the Fund's ability to sell
     its securities at prices approximating the values placed
     on such securities.  In the absence of a liquid trading
     market for its portfolio securities the Fund at times may
     be unable to establish the fair value of such securities.
          The rating assigned to a security by a rating agency
     does not reflect an assessment of the volatility of the
     security's market value or of the liquidity of an
     investment in the security.
          The table below shows the percentages of the Fund
     assets invested during fiscal 1997 in securities assigned
     to the various rating categories by S&P, or, if unrated
     by S&P, assigned to comparable rating categories by
     another rating agency, and in unrated securities
     determined by Investment Management Company to be of
     comparable quality:
______________________________________________________________
     ___________
               Rated securities,       Unrated securities of
                as percentage of      comparable quality, as
Rating             net assets       percentage of net assets
"AAA"                 0.05%                         -
"AA"                  -                             -
"A"                   -                             -
"BBB"                 1.80%                         -
"BB"                 19.60%                         0.23%
"B"                  55.04%                         9.98%
"CCC"                 6.81%                         0.21%
"CC"                  0.54%                         -
"C"                   -                             -
"D"                   0.29%                         -
_______________________________________________________________________
__
Total                84.13%                        10.42%
          Investment Management Company seeks to minimize the
     risks of investing in lower-rated securities through
     careful investment analysis.  When the Fund invests in
     securities in the lower rating categories, the
     achievement of the Fund's goals is more dependent on
     Investment Management Company's ability than would be the
     case if the Fund were investing in securities in the
     higher rating categories.
          The Fund will not necessarily dispose of a security
     when its rating is reduced below its rating at the time
     of purchase.  However, Investment Management Company will
     monitor the investment to determine whether continued
     investment in the security will assist in meeting the
     Fund's investment objectives.
          At times, a substantial portion of Fund assets may
     be invested in securities of which the Fund, by itself or
     together with other funds and accounts managed by
     Investment Management Company or its affiliates, holds
     all or a major portion.  Under adverse market or economic
     conditions or in the event of adverse changes in the
     financial condition of the issuer, it may be more
     difficult to sell these securities when Investment
     Management Company believes it advisable to do so or the
     Fund may be able to sell the securities only at prices
     lower than if they were more widely held.  Under these
     circumstances, it may also be more difficult to determine
     the fair value of such securities for purposes of
     computing the Fund's net asset value.
          In order to enforce its rights in the event of a
     default of these securities, the Fund may be required to
     participate in various legal proceedings or take
     possession of and manage assets securing the issuer's
     obligations on the securities.  This could increase Fund
     operating expenses and adversely affect the Fund's net
     asset value.
          Certain securities held by the Fund may permit the
     issuer at its option to "call," or redeem, its
     securities.  If an issuer were to redeem securities held
     by the Fund during a time of declining interest rates,
     the Fund may not be able to reinvest the proceeds in
     securities providing the same investment return as the
     securities redeemed.
          Certain of the lower-rated securities in which the
     Fund invests are issued to raise funds in connection with
     the acquisition of a company in so-called "leveraged buy-
     out" transactions.  The highly leveraged capital
     structure of such issuers may make them especially
     vulnerable to adverse changes in economic conditions.
          The Fund at times may invest in so-called "zero-
     coupon" bonds and "payment-in-kind" bonds.  Zero-coupon
     bonds are issued at a significant discount from their
     principal amount and pay interest only at maturity rather
     than at intervals during the life of the security.
     Payment-in-kind bonds allow the issuer, at its option, to
     make current interest payments on the bonds either in
     cash or in additional bonds.  Both zero-coupon bonds and
     payment-in-kind bonds allow an issuer to avoid the need
     to generate cash to meet current interest payments.
     Accordingly, such bonds may involve greater credit risks
     than bonds paying interest in cash currently.  The values
     of zero-coupon bonds and payment-in-kind bonds are also
     subject to greater fluctuation in response to changes in
     market interest rates than bonds that pay interest in
     cash currently.
          Even though such bonds do not pay current interest
     in cash, the Fund nonetheless is required to accrue
     interest income on these investments and to distribute
     the interest income on a current basis.  Thus, the Fund
     could be required at times to liquidate other investments
     in order to satisfy its distribution requirements.
          Certain investment grade securities in which the
     Fund may invest share some of the risk factors discussed
     above with respect to lower-rated securities.
(D)  Distribution Policy:
          The Fund distributes any net investment income at
     least monthly and any net capital gains at least
     annually.  Distributions from net capital gains are made
     after applying any available capital loss carryovers.  A
     capital loss carryover is currently available.  The Fund
     normally pays a distribution to Japanese investors who
     hold shares as of 15th day of each month at the end of
     each month, provided, however, the distribution may be
     paid at the beginning of the next month.
3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of
     each class of shares once each day the New York Stock
     Exchange (the "Exchange") is open.  Currently, the
     Exchange is closed Saturdays, Sundays and the following
     U.S. holidays: New Year's Day, Rev. Martin Luther King,
     Jr. Day, Presidents' Day, Good Friday, Memorial Day, the
     Fourth of July, Labor Day, Thanksgiving and Christmas.
     The Fund determines net asset value as of the close of
     regular trading on the Exchange, currently 4:00 p.m.
     However, equity options held by the Fund are priced as of
     the close of trading at 4:10 p.m., and futures contracts
     on U.S. government and other fixed-income securities and
     index options held by the Fund are priced as of their
     close of trading at 4:15 p.m.
          Portfolio securities for which market quotations are
     readily available are valued at market value.  Long-term
     corporate bonds and notes for which market quotations are
     not considered readily available are valued at fair value
     on the basis of valuations furnished by a pricing service
     approved by the Trustees which determines valuations for
     normal, institutional-size trading units of such
     securities using methods based on market transactions for
     comparable securities and various relationships between
     securities which are generally recognized by
     institutional traders.  Short-term investments that will
     mature on 60 days or less are valued at amortized cost,
     which approximates market value.  All other securities
     and assets are valued at their fair value following
     procedures approved by the Trustees.
          Reliable market quotations are not considered to be
     readily available for long-term corporate bonds and
     notes, certain preferred stocks, tax-exempt securities,
     and certain foreign securities.  These investments are
     valued at fair value on the basis of valuations furnished
     by pricing services, which determine valuations for
     normal, institutional-size trading units of such
     securities using methods based on market transactions for
     comparable securities and various relationships between
     securities which are generally recognized by
     institutional traders.
          If any securities held by the Fund are restricted as
     to resale, Investment Management Company determines their
     fair value pursuant to procedures approved by the
     Trustees.  The fair value of such securities is generally
     determined as the amount which the Fund could reasonably
     expect to realize from an orderly disposition of such
     securities over a reasonable period of time.  The
     valuation procedures applied in any specific instance are
     likely to vary from case to case.  However, consideration
     is generally given to the financial position of the
     issuer and other fundamental analytical data relating to
     the investment and to the nature of the restrictions on
     disposition of the securities (including any registration
     expenses that might be borne by the Fund in connection
     with such disposition).  In addition, specific factors
     are also generally considered, such as the cost of the
     investment, the market value of any unrestricted
     securities of the same class, the size of the holding,
     the prices of any recent transactions or offers with
     respect to such securities and any available analysts'
     reports regarding the issuer.
          Generally, trading in certain securities (such as
     non-U.S. securities) is substantially completed each day
     at various times prior to the close of the Exchange.  The
     values of these securities used in determining the net
     asset value of the Fund's shares are computed as of such
     times.  Also, because of the amount of time required to
     collect and process trading information as to large
     numbers of securities issues, the values of certain
     securities (such as convertible bonds, U.S. government
     securities, and tax-exempt securities) are determined
     based on market quotations collected earlier in the day
     at the latest practicable time prior to the close of the
     Exchange.  Occasionally, events affecting the value of
     such securities may occur between such times and the
     close of the Exchange which will not be reflected in the
     computation of the Fund's net asset value.  If events
     materially affecting the value of such securities occur
     during such period, then these securities will be valued
     at their fair value following procedures approved by the
     Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
      (a) Management and Agent Securities Company Fees
              Under a Management Contract dated March 20,
          1997, the Fund pays a following quarterly fee to
          Investment Management Company based on the average
          net assets of the Fund, as determined at the close
          of each business day during the quarter.
                                          Fee amount as a
               percentage of
               Average net assets of the Fund     the average
               net assets of the Fund
          $500 million or less                    0.70%
          more than $500 million up to and including $1
               billion                            0.60%
          more than $1 billion up to and including $1.5
               billion                            0.55%
          more than $1.5 billion up to and including $6.5
               billion                            0.50%
          more than $6.5 billion up to and including $11.5
               billion                            0.475%
          more than $11.5 billion up to and including $16.5
               billion                            0.455%
          more than $16.5 billion up to and including $21.5
               billion                            0.44%
          more than $21.5                         0.43%
              For the fiscal year ending on November 30, 1997,
          the Fund paid $17,916,237 as a management fee.
      (b) Custodian Fee
              The Custodian shall be entitled to receive, out
          of the assets of the Fund reasonable compensation
          for its services and expenses as Custodian, as
          agreed from time to time between the Fund and the
          Custodian.
              For the fiscal year ending on November 30, 1997,
          a custodian fee is as follows.
             Custodian fee $335,580.91
             Other expenses credit     ($771,482.29)
          Total Custodian Fee($435,901.38)
      (c) Charges of the Investor Servicing Agent
              The Fund will pay to the Investor Servicing
          Agent such fee, out of the assets of the Fund, as
          mutually agreed upon in writing from time to time,
          in the amount, the time and manner of payment.
              For the fiscal year ending on November 30, 1997,
          the Fund paid $3,101,584 as an investor servicing
          agent fee.
      (d) Fee on Class M Distribution Plan
              The Class M distribution plan provides for
          payments by the Fund to Putnam Mutual Funds at the
          annual rate of up to 1.00% of average net assets
          attributable to Class M shares.  The Trustees
          currently limit payments under the Class M plan to
          the annual rate of 0.50% of such assets.
              Payments under the plan are intended to
          compensate Putnam Mutual Funds Corp. for services
          provided and expenses incurred by it as principal
          underwriter of Fund shares, including the payments
          to dealers mentioned below.
              To compensate Kokusai and other dealers further
          for services provided in connection with the sale of
          Class M shares and the mainteneance of shareholder
          accounts, Putnam Mutual Funds Corp. makes quarterly
          payments to Kokusai and such other dealers.
              The payments are based on the average net asset
          value of Class M shares attributable to shareholders
          for whom Kokusai and other dealers are designated as
          the dealer of record.  Putnam Mutual Funds Corp.
          makes the payments at an annual rate of 0.40% of
          such average net asset value of Class M shares.
              Putnam Mutual Funds Corp. also pays to Kokusai
          and other dealers, as additional compensation with
          respect to the sale of Class M shares, 0.15% of such
          average net asset value of Class M shares.  For
          Class M shares, the total annual payment to Kokusai
          and other dealers equals 0.40% of such average net
          asset value. Putnam Mutual Funds Corp. makes
          quarterly payments to qualifying dealers.
              For the fiscal year ending on November 30, 1997,
          the Fund paid fees under the Fund's distribution
          plans of $3,070,987, $8,591,350 and $5,746,875 for
          the Class A Shares, Class B Shares and Class M
          shares, respectively.
      (e) Other Expenses:
              The Fund pays all of its expenses not assumed by
          Putnam Investment Management, Inc. with respect to
          its management services.  In addition to the
          investment management, distribution plan fees,
          shareholder servicing agent expenses and custodian
          expenses discussed herein, the principal expenses
          that the Fund is expected to pay include, but are
          not limited to, fees and expenses of certain of its
          Trustees; fees of its independent auditors and legal
          counsel; fees payable to government agencies,
          including registration and qualification fees
          attributable to the Fund and its shares under
          federal and state securities laws; and certain
          extraordinary expenses.  In addition, each class
          will pay all of the expenses attributable to it.
          The Fund also pays its brokerage commissions,
          interest charges and taxes.
              For the fiscal year ending on November 30, 1997,
          the Fund paid $1,412,186 as other expenses.
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
       a. Sales in the United States
              The Fund has closed to new investors on January
          31, 1998 and, accordingly, new investors who do not
          hold any shares of the Fund may not purchase shares
          of the Fund.
              Investors residing outside Japan can open a fund
          account with as little as $500 and make additional
          investments at any time with as little as $50.  They
          can buy fund shares three ways - through most
          investment dealers, through Putnam Mutual Funds
          Corp. or through a systematic investment plan.
              Buying shares through Putnam Mutual Funds Corp.
          Complete an order form and write a check for the
          amount investors wish to invest, payable to the
          Fund.  Return the completed form and check to Putnam
          Mutual Funds Corp., which will act as investor's
          agent in purchasing shares.
              Buying shares through systematic investing.
          Investors can make regular investments of $25 or
          more per month through automatic deductions from
          investor's bank checking or savings account.
          Application forms are available from investor's
          investment dealer or through Investor Servicing
          Agent.
              Shares are sold at the public offering price
          based on the net asset value next determined after
          Investor Servicing Agent receives investors' order.
          In most cases, in order to receive that day's public
          offering price, Investor Servicing Agent must
          receive investors'order before the close of regular
          trading on the New York Stock Exchange. If investors
          buy shares through investors' investment dealer, the
          dealer must receive investors'order before the close
          of regular trading on the New York Stock Exchange to
          receive that day's public offering price.
          Class M Shares
              The public offering price of class M shares is
          the net asset value plus a sales charge that varies
          depending on the size of investor's purchase. The
          Fund receives the net asset value.  The sales charge
          is allocated between investor's investment dealer
          and Putnam Mutual Funds Corp. as shown in the
          following table, except when Putnam Mutual Funds
          Corp., at its discretion, allocates the entire
          amount to investor's investment dealer.
                                   Sales charge as
      Amount of sales
                                   a percentage of:
      charge reallowed
                           Net                 to dealers as
      a
      Amount of transactionamount     Offering   percentage
      of
      at offering price ($)           invested price
      offering price
      Under 50,000          3.36 %    3.25 %
      3.00 %
      50,000 but under 100,000        2.30 %      2.25 %
      2.00 %
      100,000 but under 250,000       1.52 %      1.50 %
      1.25 %
      250,000 but under 500,000       1.01 %      1.00 %
      1.00 %
      500,000 and above     None      None        None
              Class M qualified benefit plans (retirement
          plans for which the Investor Servicing Agent or its
          affiliates provide recordkeeping or other services
          in connection with the purchase of Class M Shares)
          and members of qualified groups may purchase class M
          shares without a sales charge.
           b. Sales in Japan
              The Fund closed to new record shareholders on
          December 5, 1997.  (Shareholders who purchase the
          Shares from KOKUSAI do not fall within the new
          record shareholders above mentioned as they are on
          record under the name of KOKUSAI.)  Accordingly, the
          number of Class M Shares available for purchase in
          Japan is limited.
              In Japan, Shares of the Fund are offered on any
          Valuation Date during the Subscription Period
          mentioned in "8. Period of Subscription, Part I
          Information concerning Securities" of a securities
          registration statement pursuant to the terms set
          forth in "Part I. Information concerning Securities"
          of the relevant securities registration statement.
          The Handling Securities Company shall deliver to
          investors Agreement of Foreign Securities
          Transactions Account and investors shall submit to
          the Handling Securities Company an Application for
          Opening of Transactions Account opened in accordance
          with such Agreement.  The purchase shall be made in
          the minimum investment amount of 100 shares and in
          integral multiples of 10 shares.
              The issue price for Shares during the
          Subscription period shall be, in principle, the Net
          Asset Value per Share next calculated on the day on
          which the Fund has received such application.  The
          Trade Day in Japan is the day when the Handling
          Securities Company confirms the execution of the
          order (ordinarily the business day in Japan next
          following the placement of orders), and the payment
          and delivery shall be made on the fourth Business
          Day after and including the Trade Day.  Sales charge
          shall be 3.25% of the amount of subscription all of
          which may be retained by the selling dealer.  5%
          consumption tax on the Sales charge will be added.
              The investors having entrusted the Handling
          Securities Company with custody of the Shares will
          receive from the Handling Securities Company a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the exchange into dollars shall be made at the exchange rate to be determined by the Handling Securities Company based upon the foreign exchange rate on the Tokyo foreign Exchange market as of the Trade Day. The payment may be made in dollars to the extent that the Handling
          Securities Companies can agree.
              In addition, Handling Securities Companies in
          Japan who are members of the Japan Securities
          Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in overseas markets
              A shareholder can sell his shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which it has received payment.
              Selling shares directly to the Fund.  A
          shareholder must send a signed letter of instruction or stock power form to Investor Servicing Agent, along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives a shareholder's request in proper form less any applicable CDSC. In order to receive that day's net asset value, Investor
          Servicing Agent must receive a shareholder's request before the close of regular trading on the New York
          Stock Exchange.
              If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. Stock power forms are available from a shareholder's investment dealer, Investor Servicing Agent and many commercial banks.
              If a shareholder wants his redemption proceeds sent to an address other than his address as it appears on records of the Investor Servicing Agent, a signature guarantee is required. Investor
          Servicing Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.
              The Fund generally sends shareholders payment for shareholders' shares the business day after shareholders' request is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
              A shareholder may use Investor Servicing Agent's
          Telephone Redemption Privilege to redeem shares valued up to $100,000 unless he has notified
          Investor Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Investor
          Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide
          Investor Servicing Agent with his account registration and address as it appears on Investor
          Servicing Agent's records.
              Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine;
          if it fails to employ reasonable procedures, Investor Servicing Agent may be liable for any losses due to unauthorized or fraudulent instructions.
              During periods of unusual market changes and shareholder activity, a shareholder may experience delays in contacting Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholders' investment dealer, as described below. The Telephone Redemption
          Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
              Selling shares through investment dealers. A shareholder's dealer must receive shareholders' request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. A shareholder's dealer will be responsible for furnishing all necessary documentation to Investor Servicing Agent, and may charge a shareholder for its services.
           b. Repurchase in Japan
              Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund
          Business Day and the business day of securities companies in Japan without a contingent deferred sales charge.
              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Kokusai, provided the request is received before the close of regular trading on the Exchange. The payment of the price shall be made in yen through the Handling
          Securities Companies pursuant to the Agreement of Foreign Securities Transactions Account or, in case the Handling Securities Companies agree, in dollars.
     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.
     (4)  Custody of Shares:
              In overseas markets where the Shares are offered, the Share certificates shall be held by the Shareholders at their own risk.
              The custody of the Share certificates (if issued) sold to Japanese Shareholders shall be held, in the name of the custodian, by the custodian of KOKUSAI. Certificates of custody for the Shares shall be delivered by the Handling Securities
          Companies to the Japanese Shareholders.
              The foregoing does not apply to the cases in which Japanese Shareholders keep the Shares in custody at their own risk.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
              Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.
     (2)  Accounting Year:
              The accounts of the Fund will be closed each year on 30th November.
     (3)  Authorized Shares:
              There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
              Originals or copies of the Agreement and Declaration of Trust, as amended, are on file with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston.
              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
              In Japan, material changes in the Agreement and Declaration of Trust shall be published or the notice thereof shall be sent to the Japanese
          Shareholders.
     (5)  Issue of Warrants, Subscription Rights, etc.:
              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, etc.
     (6)  How Performance is Shown:
              Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.
              For purposes of calculating yield, net
          investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.
              Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares.
              "Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.
              All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies.
          These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles.
              Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
 (B) Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
              In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.
          (ii)Disclosure to the SEC
              The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with applicable law.
     (2)  Disclosure in Japan:
           a. Disclosure to the Supervisory Authority:
              When the Fund intends to offer Shares amounting to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
              The Handling Securities Companies of the Shares shall deliver to the investors prospectuses or explanatory brochures the contents of which are substantially identical with Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Fund shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual year and extraordinary reports from time to time when changes occur as to material subjects of the Fund.
          These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
           b. Disclosure to Japanese Shareholders:
              The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling
          Securities Companies.
              The financial statements shall be sent to the Japanese Shareholders through the Handling
          Securities Companies or the summary thereof shall be carried in daily newspapers.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations
     (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          The Shareholders shall be registered in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Handling Securities Company cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Agreement of Foreign Securities Transactions Account with the Handling Securities Companies.
          The Shareholders in Japan who do not entrust the custody of their Shares to the Handling Securities Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by the investors are as follows:
          (i) Voting rights
              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          (ii)Repurchase rights
              Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
          (iii)    Rights to receive dividends
              Distributions from net investment income are currently declared and paid at least monthly and any net capital gains at least annually. Distributions from net capital gains are made after applying any available capital loss carryovers. A capital loss carryover is currently available. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.
              Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.
              - Reinvest all distributions in additional shares without a sales charge;
              - Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares without a sales charge; or
              - Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like
              Shareholders may inspect the Agreement and
          Declaration of Trust as on file at the offices of
          the Secretary of State of the Commonwealth of Massachusetts.
          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.
          (vii)    Rights with respect to the U.S.
          registration statement
              The 1933 Act provides for the liability of the Fund and certain other persons, subject to various limitations and exceptions, in respect of materially misleading disclosures made in the Fund's U.S. registration statement.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e.
          withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5%) in Japan. In this case, no report concerning distributions will be filed with the Japanese tax authorities.
          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c.  Net investment returns such as dividends, etc.
          and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.
          S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
              Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
          d.  The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
 (C) Foreign Exchange Control in U.S.A.:
          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Japanese Minister of Finance of the public offering concerned as well as for the continuous disclosure is each of the following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
 (E) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo

5. STATUS OF INVESTMENT FUND
(A) Diversification of Investment Portfolio:
                              (As of the end of February, 1998
     Types of Assets   Name of     TotalU.S.    Investme
                      Country     Dollars      nt Ratio
                                                (%)

     Corporate Bonds   United      3,842,118,5    74.33
                      States               33
                       Canada       97,889,026     1.89
                       Mexico       81,725,925     1.58
                       United       71,248,375     1.38
                      Kingdom
                       Indonesia    39,596,275     0.77
                       Bermuda      36,875,438     0.71
                       Luxembourg   28,460,269     0.55
                       India        23,267,550     0.45
                       Brazil       22,550,438     0.44
                       Korea        14,829,505     0.29
                       Japan        13,940,000     0.27
                       Germany      13,273,300     0.26
                       Switzerlan   12,631,563     0.24
                      d
                       Australia    12,628,737     0.24
                       Columbia     10,546,406     0.20
                       Greece        8,798,775     0.17
                       China         8,051,588     0.16
                       Israel        6,726,875     0.13
                       Philippine    4,784,000     0.09
                      s
                       Poland        4,603,400     0.09
                       Ireland       3,966,400     0.08
                       Argentina     3,794,131     0.07
                       Ecuador       2,568,800     0.05
                       Netherland      198,000     0.00
                      s

     Sub-total                     4,365,073,3    84.45
                                           09
                                                    0.00
     Preferred Stock   United      347,507,440     6.72
                      Stated
                       Germany      16,445,900     0.32
                       Canada        7,016,790     0.14

     Sub-total                     370,970,130     7.18
                                                    0.00
     Units             United      142,394,974     2.75
                      States
                       Australia     4,920,000     0.10
                       United        4,383,600     0.08
                      Kingdom

     Sub-total                     151,698,574     2.93

     Convertible       United       76,647,229     1.48
    Bonds             States
                       United       17,562,800     0.34
                      Kingdom

     Sub-total                      94,210,029     1.82
                                                    0.00
     Common Stock      United       69,211,354     1.34
                      States
                       Canada        1,723,838     0.03

     Sub-total                      70,935,192     1.37

     Warrants          United       14,513,263     0.28
                      States
                       Ireland         151,725     0.00

     Sub-total                      14,664,988     0.28
                                                    0.00
     Foreign           France        3,128,314     0.06
    Government Bonds
     Convertible       United          625,000     0.01
    Preferred Stock   States
                                                    0.00
                                                    0.00
     Cash, Deposit                  97,663,345     1.89
    and Other Assets
    (After deduction
    of liabilities)
           Total                  5,168,968,8   100.00
                                           81
         (Net Asset                  (\657,234
    Value)                           million)

     Note: Investment
    ratio is
    calculated by
    dividing each
    asset at its
    market value by
    the
               total
    Net Asset Value
    of the Fund.
    The same applies
    hereinafter.



Ressults of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of February, 1998 is as follows:

(Note)    Operations of Class M Shares were commenced on
     December 1, 1994.
 (2)  Record of Distributions Paid
          Period                        Amount of Dividend
     paid per Share
      1st Fiscal Year  (12/1/94 - 11/30/95)       $0.98
     (Yen124.61)
      2nd Fiscal Year (12/1/95 - 11/30/96)        $0.88
     (Yen111.89)
      3rd Fiscal Year (12/1/96 - 11/30/97)        $0.87
     (Yen110.62)

     Record of distribution paid from December 1997 to February, 1998 are as follows:

(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Shares of the Fund as of the end of each Fiscal Year are as follows:

                  Number of    Number of    Number of
                 Shares Sold    Shares     Outstanding
                              Repurchased     Shares
                 2,370,932      259,901    2,111,031
     1st Fiscal        (0)          (0)          (0)
     Year
                 47,178,747   1,098,778    48,197,000
     2nd Fiscal  (42,967,350) (252,350)    (42,715,000)
     Year
                 202,989,234  42,956,933   208,229,301
     3rd Fiscal  (195,241,2   (38,341,87   (199,614,4
     Year        80)          5)           05)
       Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.
II. OUTLINE OF THE FUND

1.   Fund
(A)  Law of Place of Incorporation
          The Fund is a Massachusetts business trust organized in Massachusetts, U.S.A. on January 13, 1996.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Fund is an open-end, deversified management company under the 1940 Act.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory
     Authority.
(C)  Purpose of the Fund
          The purpose of the Fund is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Fund
                                   January 13, 1986:
                              Date of initial Agreement and
                              Declaration of Trust
                                   May 5, 1994:
                              Date of Amended and Restated
                              Agreement and Declaration of
                              Trust
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Fund
          The Trustees are responsible for generally
     overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A
     Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Fund are authorized by the Agreement and Declaration of Trust to issue shares of the Fund in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, divide the shares of any series into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Fund, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class
     action on behalf of the Fund or the shareholders, and
     (vii) with respect to such additional matters relating to the Fund as may be required by the Agreement and Declaration of Trust, the Bylaws of the Fund, or any registration of the Fund with the Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable.
     Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Fund.
          On any matter submitted to a vote of shareholders, all shares of the Fund then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the
     1940 Act, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to veto on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting
     of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Fund. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Fund, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum.
     Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Fund under the circumstances and on the terms specified therein.
          The Fund may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of
     such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Fund, and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Fund
                                                      Shares
Name           Office and               Resume        Owned
               Title
George Putnam  Chairman   present: Chairman and       Class A
               and              Director of Putnam    73,720.90
               President        Management and        6
                                Putnam Mutual Funds
                                Corp.
                                Director, Marsh &
                                McLennan Companies,
                                Inc.
William F.     Vice       present: Professor of       Class A
Pounds         Chairman         Management, Alfred    18,791.01
                                P. Sloan School of    9
                                Management,
                                Massachusetts
                                Institute of
                                Technology
Jameson Adkins Trustee    present: President, Baxter  Class A
Baxter                          Associates, Inc.      3,034.752
Hans H. Estin  Trustee    present: Vice Chairman,     Class A
                                North American        194.373
                                Management Corp.
Elizabeth T.   Trustee    present: President          Class A
Kennan                          Emeritus and          282.782
                                Professor, Mount
                                Holyoke College
Lawrence J.    Trustee    present: President, Chief   0
Lasser         and Vice         Executive Officer
               President        and Director of
                                Putnam Investments,
                                Inc. and Putnam
                                Director, Marsh &
                                McLennan Companies,
                                Inc.
John A. Hill   Trustee    present: Chairman and       0
                                Managing Director,
                                First Reserve
                                Corporation
Ronald J.      Trustee    present: Former Chairman,   Class A
Jackson                         President and Chief   124.021
                                Executive Officer of
                                Fisher-Price, Inc.,
                                Trustee of Salem
                                Hospital and the
                                Peabody Essex Museum
Robert E.      Trustee    present: President and      Class A
Patterson                       Trustee of Cabot      17,743.36
                                Industrial Trust      9

Donald S.      Trustee    present: Director of        Class A
Perkins                         various               4,096.340
                                corporations,
                                including Cummins
                                Engine Company,
                                Lucent Technologies,
                                Inc., Springs
                                Industries, Inc. and
                                Time Warner Inc.
George Putnam, Trustee    present: President, New     Class A
III                             Generation Research,  3,053.860
                                Inc.
A.J.C. Smith   Trustee    present: Chairman and       Class A
                                Chief Executive       324.270
                                Officer, Marsh &
                                McLennan Companies,
                                Inc.
William Thomas Trustee    present: President and      Class A
Stephens                        Chief Executive       103.196
                                Officer of MacMillan
                                Bloedel Ltd.
                                Director of Mail-
                                Well Inc.  Qwest
                                Communications, The
                                Eagle Picher Trust
                                and
                                New Century Energies
W. Nicholas    Trustee    present: Director of        Class A
Thorndike                       various corporations  155.886
                                and charitable
                                organizations,
                                including Data
                                General Corporation,
                                Bradley Real Estate,
                                Inc. and Providence
                                Journal Co.  Trustee
                                of Cabot Industrial
                                Trust Massachusetts
                                General Hospital and
                                Eastern Utilities
                                Associations
Charles E.     Executive  present: Managing Director  0
Porter         Vice             of Putnam
               President        Investments, Inc.
                                and Putnam
                                Management
Patricia C.    Senior     present: Senior Vice        Class A
Flaherty       Vice             President of Putnam   4,795.37
               President        Investments, Inc.
                                and Putnam
                                Management
William N.     Vice       present: Director and       0
Shiebler       President        Senior Managing
                                Director of Putnam
                                Investments, Inc.
                                President and
                                Director of Putnam
                                Mutual Funds
Gordon H.      Vice       present: Director and       Class A
Silver         President        Senior Managing       2,907.248
                                Director of Putnam
                                Investments, Inc.
                                and Putnam
                                Management
John D. Hughes Vice       present  Senior Vice        Class A
               President        President of Putnam   49.956
               and              Management
               Treasurer
Beverly Marcus Clerk and        N/A                   Class A
               Assistant                              1,115.922
               Treasurer
Paul L. Joskow Trustee    present: Professor of       Class A
                                Economics and         401.641
                                Management,
                                Massachusetts
                                Institute of
                                Technology,
                                Director, New
                                England Electric
                                System, State Fram
                                Indemnity Company
                                and Whitehead
                                Institute for
                                Biomedical Research
John H.        Trustee    present: Chairman and       Class A
Mullin, III                     Chief Executive       515.462
                                Officer of Ridgeway
                                Farm, Director of
                                ACX Technologies,
                                Inc., Alex. Brown
                                Realty, Inc., and
                                The Liberty
                                Corporation
John R. Verani Vice       present: Senior Vice        0
               President        President of Putnam
                                Management, Inc. and
                                the Investment
                                Management Company
William J.     Vice       present: Managing Director  Class A
Curtin         President        of Putnam             2,342.805
                                Investments, Inc.
                                and the Investment
                                Management Company
Ian C.         Vice       present: Senior Managing    0
Ferguson       President        Director of
                                Investment
                                Management Company
Edward H.      Vice       present: Managing Director  Class A
D'Alelio       President        of Investment         12,369.79
                                Management Company    6
Rosemary H.    Vice       present: Senior Vice        0
Thomsen        President        President of
                                Investment
                                Management Company
                                Senior Vice
                                President Putnam
                                Fiduciary Trust
                                Company
Mary A. Eaton  Associate  N/A                         Class A
               Treasurer                              3,064.43
               and                                    7
               Assistant
               Clerk
     (2) Employees of the Fund
          The Fund does not have any employees.
(I)  Description of Business and Outline of Operation
          The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, Inc., the Fund's investment management company, to render investment management services and Putnam Fiduciary Trust Company, to keep the assets of the Fund in custody and to act as the Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Fund has occurred which has not been disclosed. The fiscal year end of the Fund is November 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (A) Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.
     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.
(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940. Putnam is regulated under the Investment Advisers Act.
(C) Purpose of the Company
     Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.
(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk Investment Management Company has been managing mutual funds since 1937.
     Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with over $195.43 billion in assets in over 9 million shareholder accounts at the end of February, 1998. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.
     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is a subsidiary of Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.
(E)  Amount of Capital Stock  (as of the end of February,
     1998)
     1.   Amount of Capital (issued capital stock at par
          value):
          Common Stock 1,000 shares at $1 par value
     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares
     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares
     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):
                                    Amount of Capital
                Year        (Total Stockholders' Equity in
Thousands)
         End of 1993                $49,847,760
         End of 1994                $48,149,491
         End of 1995                $45,521,351
         End of 1996                $45,817,658
         End of 1997                $48,617,160
 (F) Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.
     Each Fund of Investment Management Company managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's High Yield Securities Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.
     In selecting portfolio securities for the Fund, Investment Management Company looks for high yield bonds that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield debt securities in the United States. The High Yield Bond Group comprises 17 investment professionals.
(G)  Information Concerning Major Shareholders
     As of the end of February, 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.
(H)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:
      List of Officers and Directors of Putnam Investment
                       Management, Inc.
                                           (as of the end of
                        February, 1998)
                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Chairman of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Putnam Fiduciary Trust
     Gordon H.   Senior        Company
                 Managing      Senior Administrative
                 Director      Officer and Director of
                               Putnam Mutual Funds Corp.
     Burke,      Director and  Senior Managing Director of
     Robert W.   Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Coburn,     Senior
     Gary N.     Managing
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Bankart,    Managing
     Alan J.     Director
     Bogan,      Managing
     Thomas      Director
     Browchuk,   Managing
     Brett       Director
     Collman,    Managing      Managing Director of Putnam
     Kathleen M. Director      Mutual Funds Corp.
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing      Director and Managing
     Karnig H.   Director      Director of Putnam Fiduciary
                               Trust Company
     Erickson,   Managing
     James E.    Director
     Esteves,    Senior
     Irene M.    Managing
                 Director
     Hurley,     Managing      Managing Director of Putnam
     William J.  Director      Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Kearney,    Managing      Managing Director of Putnam
     Mary E.     Director      Mutual Funds Corp.
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Landes,     Managing
     William J.  Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing
     Michael     Director
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullen,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company
     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Schultz,    Managing
     Mitchell D. Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
     Baumback,   Senior Vice
     Robert K.   President
     Beck,       Senior Vice
     Robert R.   President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burns,      Senior Vice
     Cheryl A.   President
     Cassaro,    Managing
     Joseph A.   Director
     Chapman,    Senior Vice
     Susan       President
     Cotner,     Senior Vice
     Beth C.     President
     Curran, J.  Senior Vice   Senior Vice President of
     Peter       President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Daly,       Senior Vice   Senior Vice President of
     Kenneth L.  President     Putnam Mutual Funds Corp.
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Mutual Funds Corp.
     England,    Senior Vice
     Richard B.  President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherty,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Gillis,     Managing
     Roland      Director
     Grant, J.   Senior Vice   Senior Vice President of
     Peter       President     Putnam Fiduciary Trust
                               Company
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Joseph,     Senior Vice
     Joseph P.   President
     Joyce,      Senior Vice   Senior Vice President of
     Kevin M.    President     Putnam Mutual Funds Corp.
     Kamshad,    Senior Vice
     Omid        President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company
     King, David Managing
     L.          Director
     Kirson,     Senior Vice
     Steven L.   President
     Leichter,   Senior Vice
     Jennifer E. President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lukens,     Senior Vice
     James W.    President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mikami,     Senior Vice
     Darryl      President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice   Senior Vice President of
     Jeffrey W.  President     Putnam Fiduciary Trust
                               Company
     Paine,      Senior Vice
     Robert M.   President
     Pohl,       Senior Vice
     Charles G.  President
     Pollard,    Senior Vice
     Mark D.     President
     Quinton,    Senior Vice
     Keith P.    President
     Ray,        Senior Vice
     Christopher President
     A.
     Reeves,     Senior Vice
     William H.  President
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice   Senior Vice President of
     Perez,      President     Putnam Fiduciary Trust
     Charles A.                Company
     Schwister,  Senior Vice   Senior Vice President of
     Jay E.      President     Putnam Fiduciary Trust
                               Company
     Simon,      Senior Vice
     Sheldon N.  President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret D. President
     Storkerson, Senior Vice   Senior Vice President of
     John K.     President     Putnam Fiduciary Trust
                               Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Swanberg,   Senior Vice
     Charles H.  President
     Swift,      Senior Vice
     Robert      President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Managing      Managing Director of Putnam
     Rosemary H. Director      Fiduciary Trust Company
     Tibbetts,   Senior Vice   Senior Vice President of
     Richard B.  President     Putnam Mutual Funds Corp.
     Till,       Senior Vice
     Hilary F.   President
     Verani,     Senior Vice   Senior Vice President of
     John R.     President     Putnam Fiduciary Trust
                               Company
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Schultz,    Senior Vice
     Mitchell D. President
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Zukowski,   Senior Vice
     Gerald S.   President
     Haslett,    Managing
     Thomas R.   Director
     Zieff,      Managing
     William     Director
     Svensson,   Senior Vice
     Lisa A.     President
     Waldman,    Managing
     David L.    Director
     Atkin,      Senior Vice
     Michael J.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Cronin,     Senior Vice   Senior Vice President of
     Kevin M.    President     Putnam Fiduciary Trust
                               Company
     Holding,    Senior Vice
     Pamela      President
     Kobylarz,   Senior Vice
     Jeffrey, J. President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     A.          President
     Kuenstner,  Senior Vice
     Deborah F.  President
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Minn,       Senior Vice
     Seung, H.   President
     Oler,       Senior Vice
     Stephen S.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Santos,     Senior Vice   Senior Vice President of
     David J.    President     Putnam Fiduciary Trust
                               Company
     Scordato,   Senior Vice   Senior Vice President of
     Christine   President     Putnam Mutual Funds Corp.
     A.
     Silk, David Senior Vice
     M.          President
     Stairs,     Senior Vice
     George W.   President
     Troped,     Senior Vice   Senior Vice President of
     Bonnie L.   President     Putnam Mutual Funds Corp.
     Whalen,     Senior Vice   Senior Vice President of
     Edward F.   President     Putnam Mutual Funds Corp.
     Yogg,       Senior Vice
     Michael R.  President


                  Officers and Directors List
      (I) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of
    February, 1998, Investment Management Company managed, advised, and/or administered the following 101 funds and fund portfolios (having an aggregate net asset value of
                approximately $195.43 billion):
                                                          (As of
                                                            the
                                                         end of
                                                         Februa
                                                            ry,
                                                          1998)
           Name             Month/Date Principal  Total   Net
                               /Year   Character   Net   Asset
                            Establishe  istics    Asset  Value
                                 d                Value   per
                                                   ($    share
                                                 million  ($)
                                                    )

The George Putnam Fund of     11/5/37  Open/Equi 3,194.3  18.58
Boston; A                              ty
The George Putnam Fund of     4/24/92  Open/Equi 1,131.4  18.46
Boston; B                              ty
The George Putnam Fund of     12/1/94  Open/Equi   255.1  18.45
Boston; M                              ty
The George Putnam Fund of     1/1/94   Open/Equi   450.0  18.60
Boston; Y                              ty
Putnam Arizona Tax Exempt     1/30/91  Open/Bond   123.7   9.34
Income Fund; A
Putnam Arizona Tax Exempt     7/15/93  Open/Bond    30.8   9.33
Income Fund; B
Putnam Arizona Tax Exempt     7/3/95   Open/Bond     0.6   9.36
Income Fund; M
Putnam American Government    3/1/85   Open/Bond 1,506.8   8.81
Income Fund; A
Putnam American Government    5/20/94  Open/Bond    35.4   8.77
Income Fund; B
Putnam American Government    2/14/95  Open/Bond     1.7   8.82
Income Fund; M
Putnam Asia Pacific Growth    2/20/91  Open/Equi   417.6  11.50
Fund; A                                ty
Putnam Asia Pacific Growth    6/1/93   Open/Equi   153.3  11.35
Fund; B                                ty
Putnam Asia Pacific Growth    2/1/95   Open/Equi     8.1  11.46
Fund; M                                ty
Putnam Asset Allocation:      2/7/94   Open/Bala   856.8  11.73
Balanced Portfolio; A                  nced
Putnam Asset Allocation:      2/11/94  Open/Bala   486.7  11.66
Balanced Portfolio; B                  nced
Putnam Asset Allocation:      9/1/94   Open/Bala    84.5  11.61
Balanced Portfolio; C                  nced
Putnam Asset Allocation:      2/6/95   Open/Bala    53.0  11.71
Balanced Portfolio; M                  nced
Putnam Asset Allocation:      7/14/94  Open/Bala   237.8  11.74
Balanced Portfolio; Y                  nced
Putnam Asset Allocation:      2/7/94   Open/Bala   362.9  10.34
Conservative Portfolio; A              nced
Putnam Asset Allocation:      2/18/94  Open/Bala   152.1  10.29
Conservative Portfolio; B              nced
Putnam Asset Allocation:      9/1/94   Open/Bala    34.3  10.27
Conservative Portfolio; C              nced
Putnam Asset Allocation:      2/7/95   Open/Bala    15.0  10.31
Conservative Portfolio; M              nced
Putnam Asset Allocation:      7/14/94  Open/Bala    20.4  10.35
Conservative Portfolio; Y              nced
Putnam Asset Allocation:      2/8/94   Open/Bala   596.9  13.10
Growth Portfolio; A                    nced
Putnam Asset Allocation:      2/16/94  Open/Bala   400.1  12.97
Growth Portfolio; B                    nced
Putnam Asset Allocation:      9/1/94   Open/Bala    84.8  12.87
Growth Portfolio; C                    nced
Putnam Asset Allocation:      2/1/95   Open/Bala    45.9  12.97
Growth Portfolio; M                    nced
Putnam Asset Allocation:      7/14/94  Open/Bala   234.1  13.18
Growth Portfolio; Y                    nced
Putnam Balanced Retirement    4/19/85  Open/Bala   632.6  11.17
Fund; A                                nced
Putnam Balanced Retirement    2/1/94   Open/Bala   107.0  11.09
Fund; B                                nced
Putnam Balanced Retirement    3/17/95  Open/Bala     9.7  11.13
Fund; M                                nced
Putnam California Tax         4/29/83  Open/Bond 3,075.4   8.79
Exempt Income Fund; A
Putnam California Tax         1/4/93   Open/Bond   603.0   8.78
Exempt Income Fund; B
Putnam California Tax         2/14/95  Open/Bond    13.3   8.78
Exempt Income Fund; M
Putnam VT Asia Pacific        5/1/95   Open/Equi   108.5   9.51
Growth Fund                            ty
Putnam VT Diversified         9/15/93  Open/Bond   602.7  11.50
Income Fund
Putnam VT Global Growth       5/1/90   Open/Equi 1,688.9  20.04
Fund                                   ty
Putnam VT  Global Asset       2/1/88   Open/Bala   987.7  19.90
Allocation Fund                        nced
Putnam VT Growth and Income   2/1/88   Open/Bala 8,684.1  29.99
Fund                                   nced
Putnam VT High Yield Fund     2/1/88   Open/Bond 1,072.5  13.98
Putnam VT Money Market Fund   2/1/88   Open/Bond   356.9   1.00
Putnam VT New Opportunities   5/2/94   Open/Equi 2,273.5  23.07
Fund                                   ty
Putnam VT U.S. Government     2/1/88   Open/Bond   775.3  13.58
and High Quality Bond Fund
Putnam VT Utilities Growth    5/1/92   Open/Bala   814.3  17.16
and Income Fund                        nced
Putnam VT Voyager Fund        2/1/88   Open/Equi 4,718.4  42.37
                                       ty
Putnam Capital Appreciation   8/5/93   Open/Equi 1,272.1  22.67
Fund; A                                ty
Putnam Capital Appreciation   11/2/94  Open/Equi 1,374.7  22.43
Fund; B                                ty
Putnam Capital Appreciation   1/22/96  Open/Equi   103.8  22.46
Fund; M                                ty
Putnam Convertible Income-    6/29/72  Open/Bala 1,165.7  22.23
Growth Trust; A                        nced
Putnam Convertible Income-    7/15/93  Open/Bala   290.6  22.00
Growth Trust; B                        nced
Putnam Convertible Income-    3/13/95  Open/Bala    18.8  22.08
Growth Trust; M                        nced
Putnam Diversified Equity     7/1/94   Open/Equi   270.6  13.18
Trust; A                               ty
Putnam Diversified Equity     7/2/94   Open/Equi   333.6  13.07
Trust; B                               ty
Putnam Diversified Equity     7/3/95   Open/Equi    25.2  13.11
Trust; M                               ty
Putnam Diversified Income     10/3/88  Open/Bond 2,096.5  12.65
Trust; A
Putnam Diversified Income     3/1/93   Open/Bond 2,364.6  12.60
Trust; B
Putnam Diversified Income     12/1/94  Open/Bond   929.8  12.61
Trust; M
Putnam Diversified Income     7/11/96  Open/Bond    20.9  12.65
Trust ; Y
Putnam Equity Income Fund;    6/15/77  Open/Bala   970.9  16.30
A                                      nced
Putnam Equity Income Fund;    9/13/93  Open/Bala   541.0  16.20
B                                      nced
Putnam Equity Income Fund;    12/2/94  Open/Bala    56.8  16.21
M                                      nced
Putnam Europe Growth Fund;    9/7/90   Open/Equi   496.5  20.64
A                                      ty
Putnam Europe Growth Fund;    2/1/94   Open/Equi   394.7  20.19
B                                      ty
Putnam Europe Growth Fund;    12/1/94  Open/Equi    23.4  20.52
M                                      ty
Putnam Florida Tax Exempt     8/24/90  Open/Bond   241.0   9.47
Income Fund; A
Putnam Florida Tax Exempt     1/4/93   Open/Bond    70.1   9.47
Income Fund; B
Putnam Florida Tax Exempt     5/1/95   Open/Bond     1.6   9.46
Income Fund; M
Putnam High Quality Bond      6/2/86   Open/Bond   336.8  10.14
Fund; A
Putnam High Quality Bond      6/6/94   Open/Bond    14.0  10.11
Fund; B
Putnam High Quality Bond      4/12/95  Open/Bond     1.1  10.15
Fund; M
Putnam Global Governmental    6/1/87   Open/Bond   285.1  13.32
Income Trust; A
Putnam Global Governmental    2/1/94   Open/Bond    39.5  13.29
Income Trust; B
Putnam Global Governmental    3/17/95  Open/Bond   263.6  13.26
Income Trust; M
Putnam Global Growth Fund;    9/1/67   Open/Equi 2,839.7  10.87
A                                      ty
Putnam Global Growth Fund;    4/27/92  Open/Equi 1,810.6  10.51
B                                      ty
Putnam Global Growth Fund;    3/1/95   Open/Equi    49.1  10.80
M                                      ty
Putnam Global Growth Fund;    6/15/94  Open/Equi    54.0  11.03
Y                                      ty
Putnam Growth and Income      1/5/95   Open/Bala 1,164.9  14.53
Fund II; A                             nced
Putnam Growth and Income      1/5/95   Open/Bala 1,390.0  14.42
Fund II; B                             nced
Putnam Growth and Income      1/5/95   Open/Bala   164.9  14.46
Fund II; M                             nced
The Putnam Fund for Growth    11/6/57  Open/Bala 18,631.  20.69
and Income; A                          nced            5
The Putnam Fund for Growth    4/27/92  Open/Bala 15,531.  20.43
and Income; B                          nced            8
The Putnam Fund for Growth    5/1/95   Open/Bala   406.0  20.57
and Income; M                          nced
The Putnam Fund for Growth    6/15/94  Open/Bala   790.3  20.73
and Income; Y                          nced
Putnam High Yield Advantage   3/25/86  Open/Bond 1,602.8  10.08
Fund; A
Putnam High Yield Advantage   5/16/94  Open/Bond 1,355.3  10.03
Fund; B
Putnam High Yield Advantage   12/1/94  Open/Bond 2,205.0  10.07
Fund; M
Putnam High Yield Trust; A    2/14/78  Open/Bond 3,328.9  13.15
Putnam High Yield Trust; B    3/1/93   Open/Bond 1,240.2  13.09
Putnam High Yield Trust; M    7/3/95   Open/Bond    23.7  13.14
Putnam Health Sciences        5/28/82  Open/Equi 2,168.6  60.07
Trust; A                               ty
Putnam Health Sciences        3/1/93   Open/Equi   932.6  58.32
Trust; B                               ty
Putnam Health Sciences        7/3/95   Open/Equi    42.5  59.52
Trust; M                               ty
Putnam Income Fund; A         11/1/54  Open/Bond 1,388.4   7.11
Putnam Income Fund; B         3/1/93   Open/Bond   430.7   7.07
Putnam Income Fund; M        12/14/94  Open/Bond 1,249.0   7.07
Putnam Income Fund; Y         2/12/94  Open/Bond   215.0   7.12
Putnam Intermediate U.S.      2/16/93  Open/Bond   140.0   4.93
Government Income Fund; A
Putnam Intermediate U.S.      2/16/93  Open/Bond    70.5   4.93
Government Income Fund; B
Putnam Intermediate U.S.      4/3/95   Open/Bond     7.2   4.94
Government Income Fund; M
Putnam International New      1/3/95   Open/Equi   762.2  12.00
Opportunities Fund; A                  ty
Putnam International New      7/21/95  Open/Equi   966.3  11.82
Opportunities Fund; B                  ty
Putnam International New      7/21/95  Open/Equi    79.3  11.90
Opportunities Fund; M                  ty
Putnam Investors Fund; A      12/1/25  Open/Equi 2,356.8  12.29
                                       ty
Putnam Investors Fund; B      3/1/93   Open/Equi   500.5  11.87
                                       ty
Putnam Investors Fund; M      12/2/94  Open/Equi    53.2  12.13
                                       ty
Putnam Investors Fund; Y     11/30/96  Open/Equi   121.1  12.29
                                       ty
Putnam Massachusetts Tax     10/23/89  Open/Bond   293.1   9.64
Exempt Income Fund; A
Putnam Massachusetts Tax      7/15/93  Open/Bond   101.5   9.64
Exempt Income Fund; B
Putnam Massachusetts Tax      5/12/95  Open/Bond     2.5   9.64
Exempt Income Fund; M
Putnam Michigan Tax Exempt   10/23/89  Open/Bond   145.4   9.39
Income Fund; A
Putnam Michigan Tax Exempt    7/15/93  Open/Bond    39.9   9.38
Income Fund; B
Putnam Michigan Tax Exempt    4/17/95  Open/Bond     1.5   9.39
Income Fund; M
Putnam Minnesota Tax Exempt  10/23/89  Open/Bond   104.6   9.21
Income Fund; A
Putnam Minnesota Tax Exempt   7/15/93  Open/Bond    41.4   9.18
Income Fund; B
Putnam Minnesota Tax Exempt   4/3/95   Open/Bond     1.7   9.20
Income Fund; M
Putnam Money Market Fund; A   10/1/76  Open/Bond 2,052.4   1.00
Putnam Money Market Fund; B   4/27/92  Open/Bond   383.3   1.00
Putnam Money Market Fund; M   12/8/94  Open/Bond    56.7   1.00
Putnam Municipal Income       5/22/89  Open/Bond   824.3   9.33
Fund; A
Putnam Municipal Income       1/4/93   Open/Bond   502.1   9.32
Fund; B
Putnam Municipal Income       12/1/94  Open/Bond    15.2   9.32
Fund; M
Putnam New Jersey Tax         2/20/90  Open/Bond   225.1   9.36
Exempt Income Fund; A
Putnam New Jersey Tax         1/4/93   Open/Bond    93.9   9.35
Exempt Income Fund; B
Putnam New Jersey Tax         5/1/95   Open/Bond     0.6   9.36
Exempt Income Fund; M
Putnam New York Tax Exempt    9/2/83   Open/Bond 1,716.6   9.03
Income Fund; A
Putnam New York Tax Exempt    1/4/93   Open/Bond   230.0   9.01
Income Fund; B
Putnam New York Tax Exempt    4/10/95  Open/Bond     2.2   9.02
Income Fund; M
Putnam New York Tax Exempt    11/7/90  Open/Bond   167.0   9.18
Opportunities Fund; A
Putnam New York Tax Exempt    2/1/94   Open/Bond    61.9   9.17
Opportunities Fund; B
Putnam New York Tax Exempt    2/10/95  Open/Bond     2.4   9.16
Opportunities Fund; M
Putnam Global Natural         7/24/80  Open/Equi   221.6  20.35
Resources Fund; A                      ty
Putnam Global Natural         2/1/94   Open/Equi   140.1  20.06
Resources Fund; B                      ty
Putnam Global Natural         7/3/95   Open/Equi     8.1  20.24
Resources Fund; M                      ty
Putnam New Opportunities      8/31/90  Open/Equi 9,210.3  52.92
Fund; A                                ty
Putnam New Opportunities      3/1/93   Open/Equi 7,432.1  50.97
Fund; B                                ty
Putnam New Opportunities      12/1/94  Open/Equi   412.0  52.07
Fund; M                                ty
Putnam New Opportunities      7/19/94  Open/Equi   364.6  53.43
Fund; Y                                ty
Putnam Ohio Tax Exempt       10/23/89  Open/Bond   185.0   9.29
Income Fund; A
Putnam Ohio Tax Exempt        7/15/93  Open/Bond    52.5   9.28
Income Fund; B
Putnam Ohio Tax Exempt        4/3/95   Open/Bond     2.0   9.29
Income Fund; M
Putnam OTC & Emerging         11/1/82  Open/Equi 2,483.9  17.62
Growth Fund; A                         ty
Putnam OTC & Emerging         7/15/93  Open/Equi 1,260.4  16.92
Growth Fund; B                         ty
Putnam OTC & Emerging         12/2/94  Open/Equi   218.8  17.30
Growth Fund; M                         ty
Putnam OTC & Emerging         7/12/96  Open/Equi   106.1  17.71
Growth Fund; Y                         ty
Putnam International Growth   2/28/91  Open/Equi 1,358.7  18.25
Fund; A                                ty
Putnam International Growth   6/1/94   Open/Equi   911.5  17.96
Fund; B                                ty
Putnam International Growth   12/1/94  Open/Equi   107.7  18.14
Fund; M                                ty
Putnam International Growth   7/12/96  Open/Equi   114.2  18.28
Fund; Y                                ty
Putnam Pennsylvania Tax       7/21/89  Open/Bond   188.5   9.51
Exempt Income Fund; A
Putnam Pennsylvania Tax       7/15/93  Open/Bond    87.4   9.50
Exempt Income Fund; B
Putnam Pennsylvania Tax       7/3/95   Open/Bond     1.4   9.52
Exempt Income Fund; M
Putnam Preferred Income       1/4/84   Open/Bond   120.1   9.12
Fund; A
Putnam Preferred Income       4/20/95  Open/Bond     9.3   9.09
Fund; M
Putnam Tax - Free Income      9/20/93  Open/Bond   643.3  14.70
Trust
Tax - Free High Yield Fund;
A
Putnam Tax - Free Income      9/9/85   Open/Bond 1,382.4  14.72
Trust
Tax - Free High Yield Fund
B
Putnam Tax - Free Income     12/29/94  Open/Bond    18.4  14.70
Trust
Tax - Free High Yield Fund
M
Putnam Tax - Free Income      9/30/93  Open/Bond   228.7  15.51
Trust
Tax - Free Insured Fund; A
Putnam Tax - Free Income      9/9/85   Open/Bond   336.5  15.52
Trust
Tax - Free Insured Fund; B
Putnam Tax - Free Income      6/1/95   Open/Bond     1.7  15.50
Trust
Tax - Free Insured Fund; M
Putnam Tax Exempt Income     12/31/76  Open/Bond 2,034.9   9.24
Fund; A
Putnam Tax Exempt Income      1/4/93   Open/Bond   253.1   9.24
Fund; B
Putnam Tax Exempt Income      2/16/95  Open/Bond    10.0   9.26
Fund; M
Putnam Tax Exempt Money      10/26/87  Open/Bond    83.9   1.00
Market Fund
Putnam U.S. Government        2/8/84   Open/Bond 2,149.0  13.08
Income Trust; A
Putnam U.S. Government        4/27/92  Open/Bond 1,266.4  13.03
Income Trust; B
Putnam U.S. Government        2/6/95   Open/Bond   178.5  13.05
Income Trust; M
Putnam U.S. Government        4/11/94  Open/Bond     5.0  13.08
Income Trust; Y
Putnam Utilities Growth and  11/19/90  Open/Bala   703.2  12.96
Income Fund; A                         nced
Putnam Utilities Growth and   4/27/92  Open/Bala   736.2  12.88
Income Fund; B                         nced
Putnam Utilities Growth and   3/1/95   Open/Bala    10.3  12.94
Income Fund; M                         nced
Putnam Vista Fund; A          6/3/68   Open/Equi 3,031.8  12.79
                                       ty
Putnam Vista Fund; B          3/1/93   Open/Equi 1,459.5  12.26
                                       ty
Putnam Vista Fund; M          12/1/94  Open/Equi   117.5  12.56
                                       ty
Putnam Vista Fund; Y          3/28/95  Open/Equi   270.0  12.91
                                       ty
Putnam Voyager Fund II; A     4/14/93  Open/Equi   585.3  20.58
                                       ty
Putnam Voyager Fund II; B     10/2/95  Open/Equi   547.3  20.21
                                       ty
Putnam Voyager Fund II; M     10/2/95  Open/Equi    65.7  20.35
                                       ty
Putnam Voyager Fund; A        4/1/96   Open/Equi 12,880.  20.62
                                       ty              3
Putnam Voyager Fund; B        4/27/92  Open/Equi 6,790.2  19.50
                                       ty
Putnam Voyager Fund; M        12/1/94  Open/Equi 297,537  20.25
                                       ty             .8
Putnam Voyager Fund; Y        4/1/94   Open/Equi 1,364.2  20.89
                                       ty
Putnam California            11/27/92  Closed/Bo    88.2  15.66
Investment Grade Municipal             nd
Trust
Putnam Convertible            6/29/95  Closed/Bo   102.1  27.57
Opportunities and Income               nd
Trust
Putnam Dividend Income Fund   9/28/89  Closed/Bo   127.7  11.80
                                       nd
Putnam High Income            7/9/87   Closed/Bo   134.7  10.00
Convertible and Bond Fund              nd
Putnam Intermediate           6/27/88  Closed/Bo N/A     N/A
Government Income Trust                nd
Putnam Investment Grade      10/26/89  Closed/Bo   391.0  12.13
Municipal Trust                        nd
Putnam Investment Grade      11/27/92  Closed/Bo   255.5  14.41
Municipal Trust II                     nd
Putnam Investment Grade      11/29/93  Closed/Bo    64.1  13.49
Municipal Trust III                    nd
Putnam Managed High Yield     6/25/93  Closed/Bo   112.1  14.94
Trust                                  nd
Putnam Managed Municipal      2/24/89  Closed/Bo   633.8   9.97
Income Trust                           nd
Putnam Master Income Trust   12/28/87  Closed/Bo   492.5   9.28
                                       nd
Putnam Master Intermediate    4/29/88  Closed/Bo   864.0   8.64
Income Trust                           nd
Putnam Municipal              5/28/93  Closed/Bo   351.1  14.24
Opportunities Trust                    nd
Putnam New York Investment   11/27/92  Closed/Bo    50.3  14.15
Grade Municipal Trust                  nd
Putnam Premier Income Trust   2/29/88  Closed/Bo 1,244.3   8.87
                                       nd
Putnam Tax - Free Heath       6/29/92  Closed/Bo   207.5  15.03
Care Fund                              nd
Putnam Growth Opportunities   10/2/95  Open/Equi   278.7  14.55
Fund; A                                ty
Putnam Growth Opportunities   8/1/97   Open/Equi   135.9  14.49
Fund; B                                ty
Putnam Growth Opportunities   8/1/97   Open/Equi   12.20  14.51
Fund; M                                ty
Putnam Strategic Income       2/19/95  Open/Bond    54.8   8.66
Fund; A
Putnam Strategic Income       2/19/96  Open/Bond    81.7   8.66
Fund; B
Putnam Strategic Income       2/19/96  Open/Bond     8.9   8.66
Fund; M
Putnam High Yield Total       1/1/97   Open/Bond    19.6   8.95
Return Fund; A
Putnam High Yield Total       1/1/97   Open/Bond    24.2   8.85
Return Fund; B
Putnam High Yield Total       1/1/97   Open/Bond     2.2   8.86
Return Fund; M
Putnam VT International       1/1/97   Open/Bala   231.8  12.47
Growth and Income                      nced
Putnam VT International New   1/1/97   Open/Equi   115.7  10.68
Opportunities Fund                     ty
Putnam VT International       1/1/97   Open/Equi   157.2  12.53
Growth Fund                            ty
Putnam Balanced Fund          10/2/95  Open/Bala     3.1  11.50
                                       nced
Putnam Emerging Markets       10/2/95  Open/Equi    46.9   9.64
Fund; A                                ty
Putnam Emerging Markets       10/2/95  Open/Equi    36.7   9.55
Fund; B                                ty
Putnam Emerging Markets       10/2/95  Open/Equi     3.8   9.58
Fund; M                                ty
Putnam California Tax        10/26/87  Open/Bond    43.3   1.00
Exempt Money Market Fund
Putnam High Yield Municipal   5/25/89  Closed/Bo   248.2   9.29
Trust                                  nd
Putnam New York Tax Exempt   10/26/87  Open/Bond    38.6   1.00
Money Market Fund
Putnam International Growth   8/1/96   Open/Equi   326.2  11.48
and Income Fund;  A                    ty
Putnam International Growth   8/1/96   Open/Equi   333.5  11.41
and Income Fund;  B                    ty
Putnam International Growth   8/1/96   Open/Equi    33.1  11.44
and Income Fund;  M                    ty
Putnam Research Fund          10/2/95  Open/Equi    11.8  12.68
                                       ty
Putnam New Value Fund;  A     1/3/95   Open/Equi   489.4  14.45
                                       ty
Putnam New Value Fund;  B     2/26/96  Open/Equi   470.1  14.34
                                       ty
Putnam New Value Fund;  M     2/26/96  Open/Equi    51.6  14.38
                                       ty
Putnam Global Growth and      1/3/95   Open/Equi    15.4  12.72
Income Fund; A                         ty
Putnam Global Growth and     10/31/97  Open/Equi     9.8  12.69
Income Fund; B                         ty
Putnam Global Growth and     10/31/97  Open/Equi     0.9  12.70
Income Fund; M                         ty
Putnam Equity '98            12/30/97  Open/Equi     2.8   9.72
                                       ty
Putnam High Yield II Fund;   12/31/97  Open/Bond    42.4   8.96
A
Putnam High Yield II Fund;   12/31/97  Open/Bond    56.9   8.95
B
Putnam High Yield II Fund;   12/31/97  Open/Bond     2.7   8.95
M
Putnam International Fund    12/28/95  Open/Equi     4.0  10.42
                                       ty
Putnam Japan Fund            12/28/95  Open/Equi     2.3   5.38
                                       ty
Putnam International         12/28/95  Open/Equi    63.0  12.34
Voyager Fund;  A                       ty
Putnam International         10/30/96  Open/Equi    52.1  12.27
Voyager Fund;  B                       ty
Putnam International         10/30/96  Open/Equi     5.7  12.30
Voyager Fund;  M                       ty
Putnam VT New Value Fund      1/2/97   Open/Equi   216.6  11.99
                                       ty
Putnam VT Vista Fund          1/2/97   Open/Equi   193.6  13.27
                                       ty



                 Fund List (J)  Miscellaneous
            1.   Election and Removal of Directors
             Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with
      Articles of Organization and By-Laws of Investment
                      Management Company.
                     2.   Results of operations
            Officers are elected by the Board of Directors.
         The Board of Directors may remove any officer
                        without cause.
        3.   Supervision by SEC of Changes in Directors and
                       Certain Officers
              Putnam files certain reports with the SEC in
          accordance with Sections 203 and 204 of the
      Investment Advisers Act of 1940, which reports list
          and provide certain information relating to
        directors and officers of Investment Management
                           Company.
              Under Section 9 (b) of the 1940 Act, SEC may prohibit the directors and officers from remaining in office, if SEC will judge that such directors and
       officers have willfully violated any provision of
                  the federal securities law.
   4.   Amendment to the Articles of Organization, Transfer
           of Business and Other Important Matters.
          a.   Articles of Organization of Investment
         Management Company may be amended, under the
        General Corporation Law of The Commonwealth of
          Massachusetts, by appropriate shareholders'
                             vote.
         b.   Under the General Corporation Law of The
          Commonwealth of Massachusetts, transfer of
            business requires a vote of 2/3 of the
            stockholders entitled to vote thereon.
       c.   Investment Management Company has no direct
                         subsidiaries.
                       5.   Litigation, etc.
                There are no known facts, such as legal
     proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the past one-year period preceding the filing of
                        this document.

          III. OUTLINE OF THE OTHER RELATED COMPANIES

   (A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
                     (1) Amount of Capital
         U.S.$32,211,698 (approximately 4.1 billion Yen) as
                 of the end of February, 1998
                 (2)  Description of Business
         Putnam Fiduciary Trust Company is a Massachusetts
       trust company and is a wholly-owned subsidiary of
      Putnam Investments, Inc., parent of Putnam.  Putnam
       Fiduciary Trust Company has been providing paying
        agent and shareholder service agent services to
          mutual funds, including the Fund, since its
          inception and custody services since 1990.
      (3) Outline of Business Relationship with the Fund Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody
                     services to the Fund.
  (B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
                     (1) Amount of Capital
         U.S.$125,548,933 (approximately 16 billion Yen) as
                 of the end of February, 1998
                 (2)  Description of Business
             Putnam Mutual Funds Corp. is the Principal
      Underwriter of the shares of Putnam Funds indluding
                           the Fund.
      (3)  Outline of Business Relationship with the Fund
           Putnam Mutual Funds Corp. engages in providing
                marketing services to the Fund.
  (C)  Kokusai Securities Co., Ltd. (Distributor in Japan and
                   Agent Securities Company)
                    (1)  Amount of Capital
           Yen55.5 billion as of the end of February, 1998
                 (2)  Description of Business
           KOKUSAI Securities Co., Ltd. is a diversified
       securities company in Japan.  Also, it engages in
      handling the sales and repurchase of the Fund Units
         as the Designated Securities Company for the
      investment trust funds of Kokusai Asset Management
      Co., Ltd., and as the Underwriting Company and the
        Agent Securities Company for International Bond
         Index Fund, Fidelity Special Growth Fund, ACM
           International Healthcare Fund, ACM Global
       Investments, European and Asian Fund, Ever Green
     Small Company Growth Fund, Asia Network Growth Fund,
      Korea Sunrise Fund, Keystone Bond Fund I ? IV '95,
       Ever Green Global Opportunities Fund, Putnam High
      Yield Advantage Fund, Putnam U.S. Government Income
     Trust, Super Phenix Fund and Fresh Korea Fund and as
     the Underwriting Company for AGF Growth Equity Fund,
        G.T. Investment Fund, Sci/Tech S.A. and Morgan
                 Stanley Money Market Family.
   (3)  The Company acts as a Distributor in Japan and Agent
      Securities Company for the Fund in connection with
               the offering of shares in Japan.
                  (D)  Capital Relationships
           100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments. Inc.
           (E)  Interlocking Directors and Auditors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:
                                             (as of the filing
                             date)
                                  Investment      Transfer
     Name of Officer    Fund      Management      Agent and
       or Trustee                  Company       Shareholder
                                                Service Agent
     George Putnam   Chairman   Chairman and        None
                     and        Director
                     Trustee
     Charles E.      Executive  Managing            None
     Porter          Vice       Director
                     President
     Patricia C.     Senior     Senior Vice         None
     Flaherty        Vice       President
                     President
     Lawrence J.     Trustee    President and       None
     Lasser          and Vice   CEO
                     President
     Gordon H.       Vice       Senior            Director
     Silver          President  Managing
                                Director
     Gary N. Coburn  Vice       Senior              None
                     President  Managing
                                Director
     Edward H.       Vice       Managing            None
     D'Alelio        President  Director
     William J.      Vice       Managing            None
     Curtin          President  Director
     Rosemary H.     Vice       Senior Vice         None
     Thonsen         President  President
IV.  FINANCIAL CONDITION OF THE FUND

1.   FINANCIAL STATEMENTS
     [The financial highlights and financial statements of the Fund and Japanese translations thereof are incorporated here.]
2.   CONDITION OF THE FUND
      (a) Statement of Net Assets




5, b. Names of Major
16 Portfolio Securities
8, (Top 30 Holdings)
96
8,
88
 1
       Objects of

   Investment by Putnam
   High Yield Advantage
   Fund are mainly
   securities other than
   shares, except for
   certain preferred
   stock.



            (As of the end of February,

                                                            1998)
                                                                             U.S.$               Investm
                                                                                                 ent
                            Name of             Intere Maturi Par            Acquisiti Current    Ratio
                                                 st     ty   Value          on
   Name of Issue            Country   Kind of   Rate   Date  ($1000   Curr    Cost      Value    (%)
                                       Issue                   )      ency

1. Transmerican Energy      United   Corporate       0  2002  113,20   US$   88,009,48 95,088,0     1.8
   144A                     States   Bond                          0                 7       00
2. Midland Funding Corp.    United   Corporate   11 _%  2005  35,765   US$   38,841,51 43,085,0     0.8
                            States   Bond                                            6       23
3. Diamond Cable            United   Corporate       0  2005  51,775   US$   34,689,59 39,607,8     0.8
   Communication Co.        States   Bond                                            1       75
4. Nextel Communications    United   Preferred  $11.12   _    36,015 * US$   36,015,00 37,185,4     0.7
   Inc. 144A                States   Stock           5                               0       88
5. Transamerican Energy     United   Corporate   11 one half%  2002  35,935   US$   36,073,18 36,429,1     0.7
   144A                     States   Bond                                            8       06
6. Cencall Communications   United   Corporate       0  2004  35,865   US$   15,793,27 34,609,7     0.7
   Corp.                    States   Bond                                            7       25
7. Winstar Communications   United   Corporate       0  2007  24,135   US$   27,567,85 32,340,9     0.6
   Corp. 144A               States   Bond                                            0       00
8. Nextel Communications    United   Corporate       0  2007  48,985   US$   29,353,69 31,595,3     0.6
   Inc.                     States   Bond                                            4       25
9. Cablevision Systems      United   Preferred  $11.12   _    265,65 * US$   26,428,96 30,616,3     0.6
   Corp.                    States   Stock           5             2                 7       93
10 Fox Kids Worldwide Inc.  United   Corporate    9 one forth%  2007  29,750   US$   29,575,00 29,378,1     0.6
 . 144A                     States   Bond                                            0       25
11 ICG Holdings, Inc.       United   Corporate       0  2005  34,500   US$   18,807,74 28,635,0     0.6
 .                          States   Bond                                            9       00
12 Adelphia Communications  United   Corporate  9 7/8%  2007  24,445   US$   24,299,93 26,583,9     0.5
 . Corp. 144A               States   Bond                                            7       04
13 Paragon Health Networks  United   Corporate    9 one half%  2007  25,735   US$   25,616,34 26,507,0     0.5
 . Inc. 144A                States   Bond                                            7       50
14 Sun Healthcare Group     United   Corporate    9 one half%  2007  25,130   US$   25,474,04 26,260,8     0.5
 . Inc. 144A                States   Bond                                            4       50
15 Iridium LLC/Capital      United   Corporate     14%  2005  22,645   US$   21,746,31 25,758,6     0.5
 . Corp. 144A               States   Bond                                            7       88
   * shares


                                                                             U.S.$               Invest-
                            Name of             Intere Maturi Par            Acquisiti Current     ment
                                                 st     ty   Value          on                  Ratio
   Name of Issue            Country  Kind of     Rate   Date  (US$10   Curr    Cost      Value    (%)
                                    Issue       (%)           00)     ency

16 California Federal       United   Preferred  $2.281      _ 903,70 * U.S.  23,746,50 24,964,7     0.5
 . Bankcorp. Inc.           States   Stock                         0   $             0       13
17 First Nationwide         United   Corporate      10   2003 20,875   U.S.  22,315,47 23,380,0     0.5
 . Holdings                 States   Bond         5/8%                 $             5       00
18 Teligent, Inc.           United   Corporate   11 one half%   2007 22,695   U.S.  22,695,00 23,319,1     0.5
 .                          States   Bond                              $             0       13
19 Tenet Healthcare Corp.   United   Corporate  8 5/8%   2007 22,170   U.S.  22,932,35 23,056,8     0.4
 .                          States   Bond                              $             7       00
20 GST Telecommunications,  United   Corporate       0   2005 28,548   U.S.  16,246,02 22,981,1     0.4
 . Inc.                     States   Bond                              $             8       40
21 Kitty Hawk, Inc. 144A    United   Corporate   9.95%   2004 21,750   U.S.  22,000,62 22,728,7     0.4
 .                          States   Bond                              $             5       50
22 Nextel Communications,   United   Preferred     $13      _ 19,493 * U.S.  19,654,08 22,611,8     0.4
 . Inc.                     States   Stock                             $             9       80
23 Nextel Communications    United   Corporate       0   2007 36,000   U.S.  22,318,56 22,500,0     0.4
 .                          States   Bond                              $             0       00
24 Flag Limited 144A        Bermuda  Corporate    8 one forth%   2008 21,975   U.S.  22,192,15 22,359,5     0.4
 .                                   Bond                              $             0       63
25 Celcaribe S.A.           United   Corporate       0   2004 21,400   U.S.  21,447,80 22,095,5     0.4
 .                          States   Bond                              $             0       00
26 Allbritton               United   Corporate    9 _%   2007 19,445   U.S.  20,039,59 20,465,8     0.4
 . Communications           States   Bond                              $             4       63
27 Time Warner, Inc.        United   Corporate    7 one forth%   2017 20,000   U.S.  19,509,60 20,287,2     0.4
 .                          States   Bond                              $             0       00
28 Advanta Corp. Company    United   Corporate   8.99%   2026 21,850   U.S.  24,078,26 19,863,1     0.4
 . Guaranty                 States   Bond                              $             3       80
29 Fitzgeralds Gaming       United   Corporate   12 one forth%   2004 19,620   U.S.  19,393,58 19,816,2     0.4
 . Corp. 144A               States   Bond                              $             5       00
30 International Cabletel,  United   Corporate       0   2006 24,750   U.S.  14,709,23 19,800,0     0.4
 . Inc.                     States   Bond                              $             8       00

   * shares

V. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY
     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]

VI.  SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
     TRUST SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the 1940 Act.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

VII. REFERENCE INFORMATION
VI.  MISCELLANEOUS
   1.     The following documents concerning the Fund have
     been filed with the Ministry of Finance of Japan.
     December 16, 1996   Amendment to Securities
     Regiatration Statement April 15, 1997      Securities
     Registration Statement/Securities Report (the 2nd term)/Amendment to
     Securities Registration Statement August 29, 1997     Semi-annual
     Report (during the 3rd
                         term)/Amendment to Securities
                         Registration Statement
                         October 15, 1997    Securities
                         Registration Statement
   2.     (1)  The ornamental design is used in cover page of
     the Japanese Prospectus.
     (2)  The following must be set forth in the Prospectus.
     -    Outline of the Prospectus will be included at the
     beginning of the Prospectus, summarizing the content of
     Part I., Information on the securities, "I. Descriptions
     of the Fund" and "III. Outline of Other Related
     Companies" in Part II, Information on the Issuer, of the
     SRS and Agreement of Foreign Securities Transactions
     Account, and the internal rules of the distributor (i.e.:
     subscription is accepted until 3:00 p.m. of the day;
     etc.) in respect of the subscription and payment.
     -    With respect to PART II.   INFORMATION CONCERNING
     ISSUER, I. DESCRIPTION OF THE FUND, 5. STATUS OF
     INVESTMENT PORTFOLIO ((A) Diversification of Investment
     Fund, (B) Results of Past Operations) and the entire part of IV. FINANCIAL CONDITIONS OF THE FUND of the SRS, the
     Prospectus may present the relevant information shown in the graphs in addition to the text and tables of the said information acquired any time after the SRS is filed.
     The Prospectus may also set forth the exchange rates relevant to the Fund.
     (3)  Summarized Preliminary Prospectus will be used.
     -    Attached document (Summarized Preliminary
     Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance
     Concerning the Disclosure of the Content, etc. of the Specified Securities.
        (a) The content of the summarized Preliminary
        Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines and other books.
        (b) The layout, quality of papers, priting colour, design etc. of the Summarized Preliminary Prospectus may varyetc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.
        (c) For information of the Fund's achievements, the changes of the net asset value per share and thefluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.



        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (NAV Sale)




















               PUTNAM HIGH YIELD ADVANTAGE FUND

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Minister of Finance


                       Filing Date :  April 15, 1998


Name of the Registrant Fund:       PUTNAM HIGH YIELD ADVANTAGE
                              FUND

Name of Trustees:                            George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John A.
                              Hill
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building.
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration


Name of the Fund Making Public    PUTNAM HIGH YIELD ADVANTAGE
                              FUND
Offering or Sale of Foreign Investment
Fund Securities:

Type and Aggregate Amount of       Up to 250 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of  250
                              million Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is 2 billion 517.5 million
                              U.S. dollars (Yen320.1 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l=Yen127.15, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot U.S. Dollar by telegraphic transfer against yen on February 27, l998.

Note 2: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of the end of February, 1998 ($10.07) by the number of Shares to be offered (250 million).


      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of sheets of this Amendment to Securities
                         Registration
      Statement [in Japanese] is 2 including Front Page)


I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES
     REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on October 15, 1997 due to the fact that the aforementioned Securities Report was filed today. The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to those of the Japanese original)

Part II.  INFORMATION CONCERNING ISSUER
          (page 3 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Securities
     Report:

 Before amendment               After amendment
 [Original Japanese SRS]        [Aforementioned Annual
Securities Report]

                                   I.  DESCRIPTION OF THE
                                   FUNDI.  DESCRIPTION OF
                                   THE FUND (the
                                   aforementioned Japanese
                                   Annual Securities Report,
                                   from page 1 to page 24)

                                   II. OUTLINE OF THE FUND
                                   II. OUTLINE OF THE FUND
                                   (Ditto, from page 25 to
                                   page 59)

                                   III.OUTLINE OF THE OTHER
                                   III.OUTLINE OF THE OTHER
                                       RELATED COMPANIES
                                   RELATED COMPANIES (Ditto,
                                   from page 60 to page 61)

                                   IV. FINANCIAL CONDITIONS
                                   OF  IV. FINANCIAL
                                   CONDITIONS OF
                                       THE FUND     THE
                                   FUND (Ditto, from page 62
                                   to page 165)

                                   V.  SUMMARY OF INFORMATION
                                   VI. SUMMARY OF INFORMATION
                                       CONCERNING THE
                                   EXERCISE OF
                                   CONCERNING THE EXERCISE OF
                                       RIGHTS BY HOLDERS OF
                                   FOREIGN      RIGHTS BY
                                   HOLDERS OF FOREIGN
                                       INVESTMENT FUND
                                   SECURITIES
                                   INVESTMENT FUND SECURITIES
                                               (Ditto, page
                                   189)

VI.  MISCELLANEOUS              VII. REFERENCE INFORMATION
     (Ditto,                              page 189 to page
     190)


        Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1 = Yen127.15, the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on February 27, 1998, for convenience.

        Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

        Note 3:In this Report, "fiscal year" refers to a year from December 1 to November 30 of the following year.

Part III. SPECIAL INFORMATION
          (page 180 of the original Securities Registration
     Statement)

      II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT
          COMPANY of the Original SRS is ammended to to have the same contents as those provided in V. FINANCIAL
          CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Securities Report: